UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

AMG FUNDS II

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2018 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG GW&K Enhanced Core Bond Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Principal Amount	Value
Corporate Bonds and Notes - 49.1%
Financials - 12.4%
Aircastle, Ltd.
5.000%, 04/01/23	$190,000	$195,333
American Tower Corp.
4.400%, 02/15/26	387,000	388,052
Bank of America Corp., MTN
3.875%, 08/01/25	591,000	587,979
CIT Group, Inc.
5.000%, 08/15/22[1]	375,000	383,438
Crown Castle International Corp.
5.250%, 01/15/23	380,000	398,761
Host Hotels & Resorts, L.P., Series C
4.750%, 03/01/23	386,000	394,663
JPMorgan Chase & Co.
2.950%, 10/01/26	420,000	390,876
Morgan Stanley, GMTN
5.500%, 07/28/21	379,000	399,217
National Rural Utilities Cooperative Finance Corp., MTN
3.250%, 11/01/25	390,000	379,968
Visa, Inc.
4.300%, 12/14/45	360,000	373,132
Wells Fargo & Co. (3 month LIBOR + 0.930%)
3.268%, 02/11/22[2]	978,000	988,233
Total Financials		4,879,652
Industrials - 36.7%
The ADT Security Corp.
6.250%, 10/15/21	192,000	202,370
AES Corp.
4.875%, 05/15/23	398,000	403,473
Anheuser-Busch InBev Finance, Inc.
3.300%, 02/01/23	400,000	395,861
Antero Resources Corp.
5.125%, 12/01/22	176,000	179,168
Apple, Inc. (3 month LIBOR + 0.500%)
2.841%, 02/09/22[2]	979,000	992,228
Aramark Services, Inc.
5.125%, 01/15/24	196,000	198,695
AT&T, Inc.
4.250%, 03/01/27	395,000	390,580
Automatic Data Processing, Inc.
3.375%, 09/15/25	594,000	589,894
Ball Corp.
4.000%, 11/15/23	33,000	32,381
5.250%, 07/01/25	360,000	373,500
Burlington Northern Santa Fe LLC
6.150%, 05/01/37	455,000	558,893

	Principal Amount	Value
CDW LLC / CDW Finance Corp.
5.500%, 12/01/24	$381,000	$396,240
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/25	372,000	378,265
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/25	175,000	184,406
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, 01/15/23	344,000	346,236
Crown Americas LLC / Crown Americas Capital Corp. V
4.250%, 09/30/26	62,000	56,885
CSX Corp.
2.600%, 11/01/26	419,000	381,762
CVS Health Corp.
5.125%, 07/20/45	385,000	397,235
Diamondback Energy, Inc.
4.750%, 11/01/24	318,000	319,193
5.375%, 05/31/25	80,000	81,900
General Motors Financial Co., Inc.
4.250%, 05/15/23	376,000	376,666
The George Washington University, Series 2018
4.126%, 09/15/48	585,000	586,060
Georgia-Pacific LLC
8.000%, 01/15/24	326,000	389,728
HCA, Inc.
5.000%, 03/15/24	398,000	408,945
Huntsman International LLC
5.125%, 11/15/22	188,000	194,345
International Paper Co.
3.000%, 02/15/27	419,000	385,391
Kaiser Foundation Hospitals
3.150%, 05/01/27[1]	402,000	385,951
Lennar Corp.
4.750%, 11/15/22	399,000	401,713
McDonald’s Corp., MTN
3.700%, 01/30/26	380,000	377,124
Microsoft Corp.
3.750%, 02/12/45	407,000	395,428
Murphy Oil USA, Inc.
6.000%, 08/15/23	192,000	198,240
Northrop Grumman Corp.
3.200%, 02/01/27[1]	421,000	397,734
NuStar Logistics, L.P.
6.750%, 02/01/21	187,000	196,350
Oracle Corp.
3.800%, 11/15/37	408,000	389,468
Owens Corning
4.200%, 12/15/22	364,000	365,144

1

AMG GW&K Enhanced Core Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 36.7% (continued)
Penske Automotive Group, Inc.
3.750%, 08/15/20	$406,000	$403,970
PulteGroup, Inc.
5.500%, 03/01/26	175,000	174,781
Sprint Corp.
7.250%, 09/15/21	191,000	202,460
Teleflex, Inc.
4.875%, 06/01/26	207,000	205,965
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
2.200%, 07/21/21	223,000	209,693
T-Mobile USA, Inc.
6.500%, 01/15/26	182,000	191,136
Toll Brothers Finance Corp.
4.375%, 04/15/23[1]	195,000	194,269
Vulcan Materials Co.
4.500%, 04/01/25	271,000	272,039
WESCO Distribution, Inc.
5.375%, 06/15/24	200,000	198,750
WPX Energy, Inc.
5.250%, 09/15/24	176,000	177,760
Total Industrials		14,538,275
Total Corporate Bonds and Notes (Cost $19,926,850)		19,417,927
Municipal Bonds - 7.6%
California State General Obligation, School Improvements
7.550%, 04/01/39	510,000	746,196
County of Miami-Dade FL Aviation Revenue, Series C
4.280%, 10/01/41	585,000	579,039
JobsOhio Beverage System, Series B
3.985%, 01/01/29	365,000	367,164
Los Angeles Unified School District, School Improvements
5.750%, 07/01/34	480,000	568,906
Metropolitan Transportation Authority, Transit Improvement
6.668%, 11/15/39	275,000	357,173
New Jersey Economic Development Authority, Pension Funding, Series A (National Insured)
7.425%, 02/15/29[3]	318,000	381,854
Total Municipal Bonds (Cost $3,078,457)		3,000,332
U.S. Government and Agency Obligations - 41.5%
Fannie Mae - 26.1%
FNMA,
3.500%, 11/01/42 to 03/01/46	1,976,963	1,958,118

	Principal Amount	Value
FNMA,
4.000%, 09/01/25 to 10/01/43	$4,543,417	$4,627,277
4.500%, 05/01/39 to 04/01/41	3,597,895	3,747,644
Total Fannie Mae		10,333,039
Freddie Mac - 4.5%
FHLMC Gold Pool,
3.500%, 02/01/30	506,553	510,288
5.000%, 10/01/36	1,183,626	1,256,565
Total Freddie Mac		1,766,853
U.S. Treasury Obligations - 10.9%
United States Treasury Notes, 2.000%, 11/30/22	1,226,000	1,181,366
(U.S. Treasury 3 month Bill Money Market Yield + 0.000%), 2.187%, 01/31/20[2]	378,000	378,035
United States Treasury Bonds,
3.500%, 02/15/39	350,000	368,847
4.500%, 02/15/36	1,462,000	1,735,125
6.250%, 08/15/23	583,000	670,439
Total U.S. Treasury Obligations		4,333,812
Total U.S. Government and Agency Obligations (Cost $17,086,894)		16,433,704
Short-Term Investments - 3.5%
Joint Repurchase Agreements - 1.0%[4]
Citibank N.A., dated 09/28/18, due 10/01/18, 2.260% total to be received $402,429 (collateralized by various U.S. Government Agency Obligations, 2.960% - 4.500%, 01/01/28 - 06/01/48, totaling $411,044)	402,353	402,353

	Shares
Other Investment Companies - 2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[5]	326,986	326,986
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[5]	326,986	326,986
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[5]	336,895	336,895
Total Other Investment Companies		990,867
Total Short-Term Investments (Cost $1,393,220)		1,393,220
Total Investments - 101.7%
(Cost $41,485,421)		40,245,183
Other Assets, less Liabilities - (1.7)%		(659,830)
Net Assets - 100.0%		$39,585,353

2

AMG GW&K Enhanced Core Bond Fund Schedule of Portfolio Investments (continued)

[1]	Some or all of these securities, amounting to $385,890 or 1.0% of net assets, were out on loan to various brokers.
[2]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2018.
[3]	Security is backed by insurance of financial institutions and financial guaranty assurance agencies. At September 30, 2018, the value amounted to $381,854 or 1.0% of net assets.
[4]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[5]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
National Insured	National Public Finance Guarantee Corp.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$19,417,927	—	$19,417,927
Municipal Bonds	—	3,000,332	—	3,000,332
U.S. Government and Agency Obligations†	—	16,433,704	—	16,433,704
Short-Term Investments
Joint Repurchase Agreements	—	402,353	—	402,353
Other Investment Companies	$990,867	—	—	990,867

Total Investments in Securities	$990,867	$39,254,316	—	$40,245,183

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

3

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Principal Amount	Value
Municipal Bonds - 99.0%
Arizona - 3.8%
Arizona Department of Transportation State Highway Fund Revenue
5.000%, 07/01/28	$5,030,000	$5,868,099
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A
5.000%, 10/01/26	16,890,000	19,329,254
Salt River Project Agricultural Improvement & Power District, Salt River Project Electrical
5.000%, 01/01/29	7,600,000	9,042,252
Salt River Project Agricultural Improvement & Power District, Series A
5.000%, 12/01/24	5,575,000	6,045,864
Total Arizona		40,285,469
California - 3.9%
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/27	950,000	1,095,910
5.000%, 02/01/30	1,620,000	1,841,843
5.000%, 02/01/31	900,000	1,016,901
5.000%, 02/01/32	1,855,000	2,088,730
State of California
5.000%, 09/01/25	10,000,000	11,716,600
5.000%, 08/01/29	7,100,000	8,289,037
5.000%, 09/01/29	5,010,000	5,857,141
State of California, Series C
5.000%, 09/01/26	7,700,000	8,994,986
Total California		40,901,148
Colorado - 1.7%
City of Colorado Springs Co. Utilities System Revenue, Series A-1
5.000%, 11/15/24	10,000,000	11,502,000
Regional Transportation District County COPS, Series A
5.000%, 06/01/24	6,000,000	6,656,280
Total Colorado		18,158,280
Connecticut - 1.7%
State of Connecticut Special Tax Revenue, Transit Infrastructure
5.000%, 08/01/24	5,340,000	5,946,464
State of Connecticut Special Tax Revenue, Transportation Infrastructure
5.000%, 01/01/30	10,110,000	11,418,032
Total Connecticut		17,364,496
District of Columbia - 3.5%
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C
5.000%, 10/01/24	5,475,000	6,065,150

	Principal Amount	Value
District of Columbia, Series A
5.000%, 06/01/24	$5,000,000	$5,710,050
5.000%, 06/01/30	5,995,000	6,921,168
District of Columbia, Series B
5.000%, 06/01/31	10,000,000	11,749,200
Washington Convention & Sports Authority, Series A
5.000%, 10/01/27	5,375,000	6,305,090
Total District of Columbia		36,750,658
Florida - 4.1%
Florida State Board of Education, Series D
5.000%, 06/01/24	6,565,000	7,050,219
Florida’s Turnpike Enterprise, Department of Transportation, Series C
5.000%, 07/01/28	7,075,000	8,210,750
Orange County Health Facilities Authority, Series A
5.000%, 10/01/31	4,515,000	5,050,659
State of Florida, Capital Outlay, Series B
5.000%, 06/01/27	9,045,000	10,262,638
State of Florida, Capital Outlay, Series C
5.000%, 06/01/27	5,555,000	6,488,407
State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B
5.000%, 07/01/26	5,780,000	6,216,968
Total Florida		43,279,641
Georgia - 3.0%
Atlanta Water & Wastewater Revenue
5.000%, 11/01/25	5,100,000	5,872,446
Georgia State University & College Improvements, Series A
5.000%, 07/01/24	4,650,000	5,120,999
5.000%, 07/01/27	5,450,000	5,975,216
Georgia State University & College Improvements, Series A-Tranche 2
5.000%, 02/01/26	5,435,000	6,277,425
State of Georgia, Series F
5.000%, 01/01/26	7,015,000	8,226,490
Total Georgia		31,472,576
Idaho - 0.6%
Idaho Housing & Finance Association
5.000%, 07/15/23	5,770,000	6,438,743
Illinois - 3.3%
Chicago O’Hare International Airport, Series B
5.000%, 01/01/28	10,580,000	11,719,572
Illinois State Finance Authority Revenue, Clean Water Initiative Revenue
5.000%, 07/01/27	11,000,000	12,654,730

4

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Illinois - 3.3% (continued)
Illinois State Toll Highway Authority, Series A
5.000%, 12/01/31	$9,335,000	$10,471,443
Total Illinois		34,845,745
Indiana - 1.8%
Indiana Finance Authority, Indiana University Health Revenue, Series A
5.000%, 12/01/23	5,115,000	5,770,385
Indiana Finance Authority, Series C
5.000%, 06/01/29	4,750,000	5,712,350
Indiana Transportation Finance Authority, Series C
5.500%, 12/01/25	6,070,000	7,257,413
Total Indiana		18,740,148
Iowa - 2.1%
Iowa Finance Authority, Green Bond
5.000%, 08/01/30	15,000,000	17,642,400
State of Iowa, Series A
5.000%, 06/01/25	4,000,000	4,626,160
Total Iowa		22,268,560
Kentucky - 0.6%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A
5.000%, 10/01/29	5,150,000	5,799,518
Maryland - 6.5%
State of Maryland Department of Transportation, 2nd Issue
5.000%, 10/01/28	12,000,000	14,029,080
State of Maryland, Department of Transportation
5.000%, 09/01/29	11,905,000	14,009,566
State of Maryland, Series B
5.000%, 08/01/25	21,550,000	25,045,194
State of Maryland, State & Local Facilities 2nd Loan, Series B
5.000%, 08/01/28	7,790,000	9,387,340
University System of Maryland, University & College Improvements, Series A
5.000%, 04/01/24	5,100,000	5,804,412
Total Maryland		68,275,592
Massachusetts - 4.3%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Subordinate Revenue, Series A
5.000%, 06/15/24	13,770,000	15,443,881
Commonwealth of Massachusetts, Series A
5.000%, 07/01/25	7,700,000	8,929,536
Massachusetts Development Finance Agency, Partners Healthcare System
5.000%, 07/01/28	7,900,000	9,299,959

	Principal Amount	Value
Massachusetts Water Resources Authority, Series C
5.000%, 08/01/26	$4,025,000	$4,752,157
5.000%, 08/01/31	6,050,000	6,984,483
Total Massachusetts		45,410,016
Michigan - 3.7%
Michigan Finance Authority, Henry Ford Health System
5.000%, 11/15/29	9,950,000	11,282,205
Michigan Finance Authority, Hospital Trinity Health Credit
5.000%, 12/01/34	5,225,000	5,926,718
Michigan State Building Authority Revenue, Series I
5.000%, 04/15/27	5,700,000	6,546,735
State of Michigan
5.000%, 03/15/27	12,640,000	14,792,592
Total Michigan		38,548,250
Minnesota - 0.9%
City of Minneapolis MN, Fairview Health Services, Series A
5.000%, 11/15/35 1	3,095,000	3,470,145
Minneapolis-St Paul Metropolitan Airports Commission, Series A
5.000%, 01/01/25	5,000,000	5,746,700
Total Minnesota		9,216,845
Missouri - 1.4%
Metropolitan St Louis Sewer District, Series A
5.000%, 05/01/29	6,745,000	7,954,243
University of Missouri, Series A
5.000%, 11/01/26	5,495,000	6,285,346
Total Missouri		14,239,589
Nebraska - 0.6%
University of Nebraska Facilities Corp.
5.000%, 07/15/25	5,000,000	5,806,050
New Jersey - 2.6%
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligation
5.000%, 07/01/29	6,595,000	7,534,788
New Jersey State Turnpike Authority Revenue, Series 2012 B
5.000%, 01/01/24	2,790,000	3,087,107
New Jersey State Turnpike Authority Revenue, Series A
5.000%, 01/01/33	10,280,000	11,691,341
New Jersey State Turnpike Authority Revenue, Series B
5.000%, 01/01/28	4,010,000	4,724,181
Total New Jersey		27,037,417

5

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Mexico - 1.3%
New Mexico Finance Authority, Subordinate, Series A
5.000%, 06/15/28	$11,225,000	$13,415,447
New York - 12.3%
Metropolitan Transportation Authority, Climate Bond Certified Green Bond
5.000%, 11/15/33	6,795,000	7,860,252
Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B
5.000%, 11/15/27	14,225,000	16,628,029
Metropolitan Transportation Authority, Transit Revenue, Series F
5.000%, 11/15/24	4,950,000	5,441,585
5.000%, 11/15/27	5,000,000	5,465,750
5.000%, 11/15/28	5,000,000	5,667,450
New York City General Obligation, Series C
5.000%, 08/01/24	5,000,000	5,697,400
5.000%, 08/01/26	5,510,000	6,432,760
New York City General Obligation, Series I
5.000%, 08/01/24	11,485,000	12,610,989
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C
5.000%, 11/01/26	11,930,000	13,721,290
New York City Water & Sewer System Revenue, Series FF
5.000%, 06/15/30	5,370,000	6,101,287
New York State Dormitory Authority, Series A
5.000%, 12/15/25	8,645,000	9,560,073
5.000%, 12/15/27	5,640,000	6,227,462
New York State Dormitory Authority, Series D
5.000%, 02/15/27	5,700,000	6,654,465
5.000%, 02/15/27	5,395,000	5,849,906
New York State Dormitory Authority, Series E
5.000%, 03/15/32	8,370,000	9,491,999
New York State Urban Development Corp., Personal Income Tax Revenue, Series A
5.000%, 03/15/24	5,000,000	5,682,600
Total New York		129,093,297
North Carolina - 2.8%
North Carolina Municipal Power Agency No. 1, Electric, Power and Light Revenue, Series A
5.000%, 01/01/27	5,050,000	5,795,380
North Carolina State Limited Obligation, Series A
5.000%, 06/01/26	5,000,000	5,904,950
North Carolina State Limited Obligation, Series B
5.000%, 05/01/28	15,135,000	17,861,116
Total North Carolina		29,561,446

	Principal Amount	Value
Ohio - 3.2%
Ohio State General Obligation, Series A
5.000%, 09/01/26	$7,050,000	$8,291,646
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series 2015A
5.000%, 06/01/25	10,050,000	11,663,427
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A
5.000%, 12/01/27	5,800,000	6,868,476
State of Ohio General Obligation, Series B
5.000%, 09/15/27	5,850,000	6,954,597
Total Ohio		33,778,146
Oklahoma - 1.4%
Grand River Dam Authority, Series A
5.000%, 06/01/28	7,845,000	9,152,526
Oklahoma Turnpike Authority, Series A
5.000%, 01/01/26	5,000,000	5,311,950
Total Oklahoma		14,464,476
Oregon - 2.1%
Oregon State Lottery, Series C 5.000%, 04/01/27 Oregon State Lottery, Series D	10,000,000	11,452,000
5.000%, 04/01/28	8,780,000	10,043,530
Total Oregon		21,495,530
Pennsylvania - 1.6%
Commonwealth Financing Authority, Pennsylvania Tobacco
5.000%, 06/01/32	7,870,000	8,864,847
Lancaster County Hospital Authority, University of Pennsylvania Health Revenue
5.000%, 08/15/26	6,930,000	8,069,015
Total Pennsylvania		16,933,862
Tennessee - 0.8%
State of Tennessee Fuel Sales Tax Revenue, Series B
5.000%, 09/01/26	7,365,000	8,454,136
Texas - 12.8%
Central Texas Turnpike System Transportation Commission, Series C
5.000%, 08/15/31	11,175,000	12,143,425
City of Austin TX Water & Wastewater System Revenue
5.000%, 11/15/26	5,100,000	5,994,693
City of San Antonio TX Electric & Gas Systems Revenue
5.000%, 02/01/26	9,300,000	10,827,897
Dallas Area Rapid Transit, Senior Lien
5.250%, 12/01/28	8,865,000	10,800,584

6

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Texas - 12.8% (continued)
Lower Colorado River Authority, LCRA Transmission Services Corporation
5.000%, 05/15/29	$3,800,000	$4,240,154
Metropolitan Transit Authority of Harris County Series A
5.000%, 11/01/24	5,060,000	5,778,571
North Texas Municipal Water District Water System Revenue, Refunding And Improvement
5.000%, 09/01/29	7,340,000	8,495,903
North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A
5.000%, 01/01/25	6,460,000	7,239,205
North Texas Tollway Authority, 2nd Tier, Series B
5.000%, 01/01/31	2,000,000	2,247,620
5.000%, 01/01/32	4,000,000	4,505,720
North Texas Tollway Authority, Series A
5.000%, 01/01/26	7,775,000	8,680,399
State of Texas, Transportation Commission Highway Improvements Revenue
5.000%, 04/01/25	4,950,000	5,426,339
State of Texas, Transportation Commission Mobility Fund
5.000%, 10/01/26	10,055,000	11,371,702
Texas A&M University, Financing System, Series E
5.000%, 05/15/28	8,815,000	10,364,589
Texas Transportation Commission Fund, Series A
5.000%, 04/01/27	12,550,000	13,739,865
Texas Water Development Board, State Revolving Fund
5.000%, 08/01/26	5,395,000	6,336,050
The University of Texas System, Series H
5.000%, 08/15/26	5,045,000	5,921,115
Total Texas		134,113,831
Utah - 0.6%
Utah Transit Authority, Series A
5.000%, 06/15/27	5,020,000	5,779,877
Virginia - 1.1%
Virginia Public Building Authority, Series B
5.000%, 08/01/25	10,300,000	11,935,331
Washington - 5.4%
County of King WA Sewer Revenue, Series B
5.000%, 01/01/24	3,080,000	3,270,775
Energy Northwest Electric Revenue, Bonneville Power
5.000%, 07/01/25	10,180,000	11,784,979
Energy Northwest Nuclear Revenue, Project 3, Series A
5.000%, 07/01/25	7,965,000	9,220,762

	Principal Amount	Value
State of Washington School Improvements, Series C
5.000%, 02/01/28	$7,370,000	$8,532,691
State of Washington, Series R-2015C
5.000%, 07/01/28	10,120,000	11,474,360
University of Washington, University & College Improvements Revenue, Series C
5.000%, 07/01/27	7,270,000	8,062,793
Washington Health Care Facilities Authority Providence Health & Services, Series A
5.000%, 10/01/26	3,495,000	3,839,397
Total Washington		56,185,757
West Virginia - 0.3%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation
5.000%, 01/01/35	2,900,000	3,211,112
Wisconsin - 3.2%
Wisconsin State Revenue, Department of Transportation, Series 2
5.000%, 07/01/29	20,150,000	23,652,674
Wisconsin State Revenue, Department of Transportation, Series A
5.000%, 07/01/24	5,000,000	5,722,700
Wisconsin State, Series 2
5.000%, 05/01/24	3,570,000	3,907,151
Total Wisconsin		33,282,525
Total Municipal Bonds (Cost $1,056,436,018)		1,036,543,514

	Shares
Short-Term Investments - 1.0%
Other Investment Companies - 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95% [2]	3,399,552	3,399,552
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97% [2]	3,399,552	3,399,552
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98% [2]	3,502,569	3,502,569
Total Short-Term Investments (Cost $10,301,673)		10,301,673
Total Investments - 100.0% (Cost $1,066,737,691)		1,046,845,187
Other Assets, less Liabilities - (0.0)%#		(225,821)
Net Assets - 100.0%		$1,046,619,366

7

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

#	Less than 0.05%.
[1]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at September 30, 2018, amounted to $3,470,145, or 0.3% of net assets.
[2]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

COPS     Certificates of Participation

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$1,036,543,514	—	$1,036,543,514
Short-Term Investments
Other Investment Companies	$10,301,673	—	—	10,301,673

Total Investments in Securities	$10,301,673	$1,036,543,514	—	$1,046,845,187

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

8

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Principal Amount	Value
Municipal Bonds - 99.0%
California - 4.8%
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/42	$2,500,000	$2,731,050
5.000%, 02/01/47	4,000,000	4,354,720
California Municipal Finance Authority, Senior Lien-LINXS APM Project
5.000%, 12/31/43	3,000,000	3,280,500
Total California		10,366,270
Colorado - 5.7%
City & County of Denver Co. Airport System Revenue, Series A
5.000%, 12/01/43	6,500,000	7,186,920
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008
6.500%, 11/15/38	3,905,000	5,251,834
Total Colorado		12,438,754
Connecticut - 6.1%
State of Connecticut Special Tax Revenue, Transportation Infrastructure
5.000%, 01/01/38	7,150,000	7,807,514
State of Connecticut, Series E
5.000%, 09/15/35	2,425,000	2,668,470
5.000%, 09/15/37	2,500,000	2,727,150
Total Connecticut		13,203,134
Florida - 13.3%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Series A
5.000%, 12/01/44	6,620,000	7,063,805
County of Miami-Dade FL Aviation Revenue, Series B
5.000%, 10/01/40	2,000,000	2,200,660
Martin County Health Facilities Authority, Martin Memorial Medical Center
5.500%, 11/15/42	4,430,000	4,736,822
Miami Beach Health Facilities Authority Mt. Sinai Medical Center
5.000%, 11/15/39	5,220,000	5,474,631
Orange County Health Facilities Authority, Orlando Health Inc., Series A
5.000%, 10/01/39	4,090,000	4,461,086
Putnam County Development Authority, Seminole PJ, Series A
5.000%, 03/15/42	4,480,000	4,934,675
Total Florida		28,871,679
Illinois - 8.4%
Illinois State General Obligation
5.500%, 07/01/38	3,275,000	3,453,422

	Principal Amount	Value
Illinois State General Obligation, Series D
5.000%, 11/01/26	$5,215,000	$5,505,528
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A
5.000%, 06/15/42	2,990,000	3,079,311
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B
5.000%, 06/15/52	5,910,000	6,066,142
Total Illinois		18,104,403
Louisiana - 4.5%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation
5.000%, 05/15/47	3,285,000	3,517,644
New Orleans Aviation Board, General Airport North Terminal, Series B
5.000%, 01/01/48	5,830,000	6,312,432
Total Louisiana		9,830,076
Maine - 1.7%
Maine Health & Higher Educational Facilities Authority, Series A
5.000%, 07/01/48	3,250,000	3,581,728
Massachusetts - 3.6%
Massachusetts Development Finance Agency, UMass Boston Student Housing
5.000%, 10/01/41	2,250,000	2,418,638
5.000%, 10/01/48	5,000,000	5,349,950
Total Massachusetts		7,768,588
Michigan - 2.0%
Michigan Finance Authority, Henry Ford Health System
5.000%, 11/15/41	4,000,000	4,373,400
Minnesota - 2.8%
City of Minneapolis MN, Fairview Health Services, Series A
5.000%, 11/15/49 1	5,500,000	6,034,490
Nebraska - 1.6%
Central Plains Energy Project Project #3, Series A
5.000%, 09/01/42	3,000,000	3,469,140
New Jersey - 9.9%
New Jersey Economic Development Authority, Series DDD
5.000%, 06/15/42	7,665,000	8,136,397
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A
5.125%, 06/15/43	4,450,000	4,584,880

9

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Jersey - 9.9% (continued)
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/46	$2,500,000	$2,688,250
5.250%, 06/01/46	3,500,000	3,847,620
Tobacco Settlement Financing Corp. Series B
5.000%, 06/01/46	2,000,000	2,112,880
Total New Jersey		21,370,027
New York - 5.5%
New York Transportation Development Corp., Delta Air Lines, Inc. - Laguardia
5.000%, 01/01/31	3,500,000	3,893,960
New York Transportation Development Corp., Laguardia Airport Terminal B
5.000%, 07/01/46	7,650,000	8,070,979
Total New York		11,964,939
Oklahoma - 3.7%
Oklahoma Development Finance Authority, Health Ou Medicine Project, Series B
5.250%, 08/15/48	2,750,000	3,002,120
5.500%, 08/15/52	4,500,000	4,987,620
Total Oklahoma		7,989,740
Pennsylvania - 1.3%
Commonwealth Financing Authority, Pennsylvania Tobacco
5.000%, 06/01/33	2,500,000	2,805,125
Rhode Island - 2.9%
Tobacco Settlement Financing Corp. Series A
5.000%, 06/01/35	2,000,000	2,148,520
5.000%, 06/01/40	3,985,000	4,232,628
Total Rhode Island		6,381,148
Texas - 11.5%
Central Texas Regional Mobility Authority
5.000%, 01/01/40	2,000,000	2,189,120
5.000%, 01/01/46	3,750,000	4,087,088
Central Texas Turnpike System, Series C
5.000%, 08/15/42	6,915,000	7,362,539
Grand Parkway Transportation Corp., 1st Tier Toll Revenue, Series A
5.500%, 04/01/53	3,960,000	4,383,324
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport
5.000%, 12/31/40	2,490,000	2,666,192

	Principal Amount	Value
5.000%, 12/31/45	$3,880,000	$4,141,900
Total Texas		24,830,163
Virginia - 2.7%
Virginia Small Business Financing Authority, Transform 66 P3 Project
5.000%, 12/31/49	2,500,000	2,677,075
5.000%, 12/31/52	3,000,000	3,203,370
Total Virginia		5,880,445
Washington - 2.5%
Washington State Convention Center Public Facilities District
5.000%, 07/01/48	5,000,000	5,488,950
West Virginia - 4.5%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation
5.000%, 01/01/43	4,000,000	4,365,000
West Virginia Hospital Finance Authority, WV United Health System Obligation
5.500%, 06/01/44	4,950,000	5,381,244
Total West Virginia		9,746,244
Total Municipal Bonds (Cost $214,257,146)		214,498,443

	Shares
Short-Term Investments - 2.7%
Other Investment Companies - 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95% [2]	1,947,644	1,947,644
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97% [2]	1,947,644	1,947,644
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98% [2]	2,006,664	2,006,664
Total Short-Term Investments (Cost $5,901,952)		5,901,952
Total Investments - 101.7% (Cost $220,159,098)		220,400,395
Other Assets, less Liabilities - (1.7)%		(3,649,973)
Net Assets - 100.0%		$216,750,422

10

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

[1]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at September 30, 2018, amounted to $6,034,490, or 2.8% of net assets.
[2]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$214,498,443	—	$214,498,443
Short-Term Investments
Other Investment Companies	$5,901,952	—	—	5,901,952

Total Investments in Securities	$5,901,952	$214,498,443	—	$220,400,395

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

11

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Shares	Value
Common Stocks - 95.8%
Consumer Discretionary - 13.8%
Chuy’s Holdings, Inc.*	103,753	$2,723,516
Five Below, Inc.*	104,756	13,624,565
Grand Canyon Education, Inc.*	148,926	16,798,853
Helen of Troy, Ltd.*	41,006	5,367,685
Hibbett Sports, Inc.*	102,941	1,935,291
Installed Building Products, Inc.*	120,668	4,706,052
Lithia Motors, Inc., Class A1	95,386	7,789,221
Oxford Industries, Inc.	70,180	6,330,236
Skyline Champion Corp.	101,834	2,909,397
Texas Roadhouse, Inc.	173,526	12,023,617
Tupperware Brands Corp.	71,126	2,379,165
Wolverine World Wide, Inc.	173,636	6,780,486
Total Consumer Discretionary		83,368,084
Consumer Staples - 3.9%
Central Garden & Pet Co.*,1	108,549	3,912,106
Central Garden & Pet Co., Class A*	139,779	4,632,276
Performance Food Group Co.*	295,377	9,836,054
WD-40 Co.	29,842	5,135,808
Total Consumer Staples		23,516,244
Energy - 2.9%
Dril-Quip, Inc.*	57,031	2,979,870
Forum Energy Technologies, Inc.*,1	200,060	2,070,621
Matador Resources Co.*	380,550	12,577,177
Total Energy		17,627,668
Financials - 15.4%
Ameris Bancorp	171,736	7,848,335
AMERISAFE, Inc.	122,560	7,592,592
Cathay General Bancorp	185,654	7,693,502
Cohen & Steers, Inc.	136,358	5,537,498
Glacier Bancorp, Inc.	214,387	9,237,936
IBERIABANK Corp.	68,320	5,557,832
Meridian Bancorp, Inc.	210,911	3,585,487
Pacific Premier Bancorp, Inc.*	218,673	8,134,636
PRA Group, Inc.*	139,647	5,027,292
ProAssurance Corp.	69,755	3,274,997
Stifel Financial Corp.	133,748	6,855,922
Texas Capital Bancshares, Inc.*	105,223	8,696,681
United Bankshares, Inc. [1]	155,242	5,643,047
Webster Financial Corp.	139,147	8,204,107
Total Financials		92,889,864

	Shares	Value
Health Care - 16.9%
Amneal Pharmaceuticals, Inc.*	277,289	$6,153,043
Cambrex Corp.*	113,053	7,732,825
Cantel Medical Corp.	78,079	7,187,953
Catalent, Inc.*	258,177	11,759,962
Diplomat Pharmacy, Inc.*	294,019	5,706,909
Globus Medical, Inc., Class A*	245,770	13,949,905
ICU Medical, Inc.*	62,492	17,669,613
LHC Group, Inc.*	46,982	4,838,676
Medidata Solutions, Inc.*	114,816	8,417,161
Syneos Health, Inc.*	205,405	10,588,628
Wright Medical Group, N.V. (Netherlands)*,1	278,484	8,081,606
Total Health Care		102,086,281
Industrials - 17.6%
AAR Corp.	165,413	7,921,629
Alamo Group, Inc.	58,635	5,371,552
Allegiant Travel Co.[1]	44,984	5,703,971
Healthcare Services Group, Inc.[1]	192,097	7,802,980
Heartland Express, Inc.	287,549	5,673,342
ICF International, Inc.	101,657	7,670,021
John Bean Technologies Corp.	52,804	6,299,517
Mobile Mini, Inc.	119,207	5,227,227
Patrick Industries, Inc.*	111,812	6,619,270
Primoris Services Corp.	272,380	6,760,472
RBC Bearings, Inc.*	61,724	9,280,821
Ritchie Bros. Auctioneers, Inc. (Canada)	257,874	9,316,987
Sun Hydraulics Corp.	149,074	8,166,274
Universal Forest Products, Inc.	187,780	6,634,267
US Ecology, Inc.	106,373	7,845,009
Total Industrials		106,293,339
Information Technology - 13.3%
Blackbaud, Inc.	105,101	10,665,649
EPAM Systems, Inc.*	95,751	13,184,913
ExlService Holdings, Inc.*	109,443	7,245,127
HubSpot, Inc.*	78,483	11,847,009
MACOM Technology Solutions Holdings, Inc.*,1	158,660	3,268,396
Paylocity Holding Corp.*	71,830	5,769,386
Power Integrations, Inc.	91,579	5,787,793
Proofpoint, Inc.*	59,786	6,357,045
Rogers Corp.*	46,038	6,782,318
Silicon Laboratories, Inc.*	100,033	9,183,029
Total Information Technology		80,090,665

12

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 5.1%
Balchem Corp.	70,290	$7,878,806
Compass Minerals International, Inc.	57,168	3,841,690
KapStone Paper and Packaging Corp.	82,447	2,795,778
PolyOne Corp.	233,867	10,224,665
Silgan Holdings, Inc.	206,478	5,740,088
Total Materials		30,481,027
Real Estate - 4.4%
National Health Investors, Inc., REIT	77,707	5,873,872
Pebblebrook Hotel Trust, REIT [1]	179,087	6,513,394
QTS Realty Trust, Inc., Class A, REIT	161,242	6,880,196
STAG Industrial, Inc., REIT	269,492	7,411,030
Total Real Estate		26,678,492
Utilities - 2.5%
IDACORP, Inc.	72,961	7,239,920
NorthWestern Corp.	132,798	7,789,931
Total Utilities		15,029,851
Total Common Stocks (Cost $450,508,939)		578,061,515

	Principal Amount
Short-Term Investments - 8.6%
Joint Repurchase Agreements - 4.2%[2]
Cantor Fitzgerald Securities, Inc., dated 09/28/18,due 10/01/18, 2.270% total to be received $5,963,231 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 10/25/18 - 08/20/68, totaling $6,081,345)	$5,962,103	5,962,103
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/28/18, due 10/01/18, 2.250% total to be received $1,253,841 (collateralized by various U.S. Treasuries, 0.000% - 1.625%, 05/23/19 - 09/09/49, totaling $1,278,678)	1,253,606	1,253,606

	Principal Amount	Value
Nomura Securities International, Inc., dated 09/28/18, due 10/01/18, 2.270% total to be received $5,963,231 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 10/01/18 - 08/20/68, totaling $6,081,345)	$5,962,103	$5,962,103
RBC Dominion Securities, Inc., dated 09/28/18,due 10/01/18, 2.260% total to be received $5,963,226 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 10/04/18 - 09/09/49, totaling $6,081,345)	5,962,103	5,962,103
State of Wisconsin Investment Board, dated 09/28/18, due 10/01/18, 2.510% total to be received $5,963,350 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/20 - 02/15/48, totaling $6,082,195)	5,962,103	5,962,103
Total Joint Repurchase Agreements		25,102,018

	Shares
Other Investment Companies - 4.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[3]	8,859,107	8,859,107
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[3]	8,859,107	8,859,107
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[3]	9,127,564	9,127,564
Total Other Investment Companies		26,845,778
Total Short-Term Investments (Cost $51,947,796)		51,947,796
Total Investments - 104.4% (Cost $502,456,735)		630,009,311
Other Assets, less Liabilities - (4.4)%		(26,269,047)
Net Assets - 100.0%		$603,740,264

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $24,534,423 or 4.1% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT   Real Estate Investment Trust

13

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$578,061,515	—	—	$578,061,515
Short-Term Investments
Joint Repurchase Agreements	—	$25,102,018	—	25,102,018
Other Investment Companies	26,845,778	—	—	26,845,778

Total Investments in Securities	$604,907,293	$25,102,018	—	$630,009,311

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

14

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Shares	Value
Common Stocks - 95.5%
Consumer Discretionary - 14.2%
BJ’s Restaurants, Inc.	26,450	$1,909,690
Burlington Stores, Inc.*	17,315	2,820,960
Carter’s, Inc.	16,410	1,618,026
Cavco Industries, Inc.*	10,259	2,595,527
Dorman Products, Inc.*	23,962	1,843,157
Five Below, Inc.*	21,990	2,860,019
Lithia Motors, Inc., Class A	12,672	1,034,796
The Michaels Cos., Inc.*,1	50,502	819,648
Polaris Industries, Inc.	15,111	1,525,455
Pool Corp.	8,216	1,371,086
Texas Roadhouse, Inc.	21,128	1,463,959
Total Consumer Discretionary		19,862,323
Consumer Staples - 1.2%
PriceSmart, Inc.	20,515	1,660,689
Energy - 4.0%
Callon Petroleum Co.*,1	120,492	1,444,699
Dril-Quip, Inc.*	9,856	514,976
Matador Resources Co.*	49,882	1,648,600
Parsley Energy, Inc., Class A*	42,988	1,257,399
Superior Energy Services, Inc.*	75,760	737,902
Total Energy		5,603,576
Financials - 12.7%
Artisan Partners Asset Management, Inc., Class A	22,072	715,133
BankUnited, Inc.	33,997	1,203,494
Glacier Bancorp, Inc.	32,279	1,390,902
James River Group Holdings, Ltd. (Bermuda)	33,777	1,439,576
MarketAxess Holdings, Inc.	16,272	2,904,389
Pinnacle Financial Partners, Inc.	24,145	1,452,322
ProAssurance Corp.	26,110	1,225,864
Signature Bank	14,390	1,652,547
Texas Capital Bancshares, Inc.*	20,008	1,653,661
Webster Financial Corp.	27,111	1,598,465
Western Alliance Bancorp*	43,838	2,493,944
Total Financials		17,730,297
Health Care - 12.0%
Acadia Healthcare Co., Inc.*,1	27,867	980,918
Alkermes PLC (Ireland)*	22,869	970,560
Amneal Pharmaceuticals, Inc.*	42,096	934,110
Bio-Rad Laboratories, Inc., Class A*	4,930	1,543,041
Catalent, Inc.*	44,577	2,030,482
ICU Medical, Inc.*	9,306	2,631,272

	Shares	Value
Premier, Inc., Class A*	47,227	$2,162,052
STERIS PLC (United Kingdom)	22,049	2,522,406
West Pharmaceutical Services, Inc.	23,752	2,932,660
Total Health Care		16,707,501
Industrials - 16.8%
Exponent, Inc.	60,126	3,222,754
Gardner Denver Holdings, Inc.*	61,602	1,745,801
Graco, Inc.	31,358	1,453,130
Hexcel Corp.	25,514	1,710,714
Lincoln Electric Holdings, Inc.	15,851	1,481,117
The Middleby Corp.*,1	9,682	1,252,367
Nordson Corp.	12,319	1,711,109
RBC Bearings, Inc.*	16,648	2,503,193
Ritchie Bros. Auctioneers, Inc. (Canada)	45,431	1,641,422
Schneider National, Inc., Class B	53,477	1,335,855
The Toro Co.	36,638	2,197,181
Wabtec Corp.	22,359	2,345,012
WageWorks, Inc.*	21,835	933,446
Total Industrials		23,533,101
Information Technology - 17.9%
ANSYS, Inc.*	7,707	1,438,743
Blackbaud, Inc.	13,406	1,360,441
Booz Allen Hamilton Holding Corp.	48,193	2,391,819
Cognex Corp.	45,378	2,533,000
EPAM Systems, Inc.*	7,810	1,075,437
Gartner, Inc.*	19,869	3,149,236
Power Integrations, Inc.	15,310	967,592
Rapid7, Inc.*	35,398	1,306,894
Silicon Laboratories, Inc.*	15,496	1,422,533
SS&C Technologies Holdings, Inc.	38,021	2,160,733
Tyler Technologies, Inc.*	9,202	2,255,042
The Ultimate Software Group, Inc.*	5,752	1,853,237
Zebra Technologies Corp., Class A*	17,903	3,165,787
Total Information Technology		25,080,494
Materials - 6.5%
AptarGroup, Inc.	10,631	1,145,384
Berry Global Group, Inc.*	30,795	1,490,170
Eagle Materials, Inc.	12,300	1,048,452
Quaker Chemical Corp.	10,663	2,156,165
RPM International, Inc.	49,690	3,226,869
Total Materials		9,067,040
Real Estate - 8.2%
American Campus Communities, Inc., REIT	50,408	2,074,793

15

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Real Estate - 8.2% (continued)
CoreSite Realty Corp., REIT	13,196	$1,466,604
Easterly Government Properties, Inc., REIT	83,276	1,613,056
Mid-America Apartment Communities, Inc., REIT	12,178	1,219,992
Physicians Realty Trust, REIT	85,686	1,444,666
Summit Hotel Properties, Inc., REIT	126,326	1,709,191
Sun Communities, Inc., REIT	18,558	1,884,379
Total Real Estate		11,412,681
Utilities - 2.0%
OGE Energy Corp.	36,997	1,343,731
Portland General Electric Co.	31,647	1,443,420
Total Utilities		2,787,151
Total Common Stocks (Cost $125,416,534)		133,444,853

	Principal Amount
Short-Term Investments - 5.4%
Joint Repurchase Agreements - 1.1%[2]
Cantor Fitzgerald Securities, Inc., dated 09/28/18,due 10/01/18, 2.270% total to be received $606,418 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 10/25/18 - 08/20/68, totaling $618,429)	$606,303	606,303

	Principal Amount	Value
RBC Dominion Securities, Inc., dated 09/28/18,due 10/01/18, 2.260% total to be received $1,000,188 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 10/04/18 - 09/09/49, totaling $1,020,000)	$1,000,000	$1,000,000
Total Joint Repurchase Agreements		1,606,303

	Shares
Other Investment Companies - 4.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[3]	1,960,651	1,960,651
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[3]	1,960,650	1,960,650
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[3]	2,020,064	2,020,064
Total Other Investment Companies		5,941,365
Total Short-Term Investments (Cost $7,547,668)		7,547,668
Total Investments - 100.9% (Cost $132,964,202)		140,992,521
Other Assets, less Liabilities - (0.9)%		(1,278,519)
Net Assets - 100.0%		$139,714,002

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $1,553,003 or 1.1% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT   Real Estate Investment Trust

16

AMG GW&K Small/Mid Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$133,444,853	—	—	$133,444,853
Short-Term Investments
Joint Repurchase Agreements	—	$1,606,303	—	1,606,303
Other Investment Companies	5,941,365	—	—	5,941,365

Total Investments in Securities	$139,386,218	$1,606,303	—	$140,992,521

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

17

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

18

Notes to Schedules of Portfolio of Investments (unaudited)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

19

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Shares	Value
Common Stocks - 64.1%
Communication Services - 6.1%
Alphabet, Inc., Class A*	3,915	$4,725,718
AMC Networks, Inc., Class A*,1	1,700	112,779
AT&T, Inc.	33,184	1,114,319
Cable One, Inc.	430	379,952
Comcast Corp., Class A	23,195	821,335
CTS Eventim AG & Co. KGaA (Germany)	1,200	53,800
Ei Towers S.P.A. (Italy)	50	3,301
Facebook, Inc., Class A*	14,855	2,443,053
Fairfax Media, Ltd. (Australia)	20,100	11,964
HKBN, Ltd. (Hong Kong)	29,000	49,678
IAC/InterActiveCorp*	2,050	444,276
Infrastrutture Wireless Italiane S.P.A. (Italy)[2]	700	5,181
The Interpublic Group of Cos., Inc.	22,360	511,373
KCOM Group PLC (United Kingdom)	11,200	13,693
Live Nation Entertainment, Inc.*	7,550	411,248
Match Group, Inc.*,1	6,570	380,469
Netflix, Inc.*	3,140	1,174,768
Nine Entertainment Co. Holdings, Ltd. (Australia)	26,000	42,378
Omnicom Group, Inc.	3,390	230,588
Proto Corp. (Japan)	800	11,288
Sirius XM Holdings, Inc.[1]	36,585	231,217
SKY Perfect JSAT Holdings, Inc. (Japan)	11,900	57,382
Take-Two Interactive Software, Inc.*	5,745	792,753
Telephone & Data Systems, Inc.	6,430	195,665
T-Mobile US, Inc.*	3,905	274,053
TripAdvisor, Inc.*,1	6,460	329,912
Twenty-First Century Fox, Inc., Class A	3,930	182,077
Verizon Communications, Inc.	11,590	618,790
Viacom, Inc., Class B	11,020	372,035
Total Communication Services		15,995,045
Consumer Discretionary - 7.8%
888 Holdings PLC (Gibraltar)	23,400	60,752
Accent Group, Ltd. (Australia)	93,300	109,948
Amazon.com, Inc.*	3,240	6,489,720
Aoyama Trading Co., Ltd. (Japan)	1,300	39,925
Aptiv PLC (Ireland)	4,410	369,999
Beneteau, S.A. (France)	3,300	53,054
Best Buy Co., Inc.	4,220	334,899
BorgWarner, Inc.	6,870	293,899
Burlington Stores, Inc.*	7,410	1,207,237
Chipotle Mexican Grill, Inc.*	1,135	515,880

	Shares	Value
Choice Hotels International, Inc.[1]	1,840	$153,272
Columbia Sportswear Co.	2,100	195,447
D.R. Horton, Inc.	6,770	285,559
De’ Longhi S.P.A. (Italy)	500	15,672
DFS Furniture PLC (United Kingdom)	13,500	38,007
Dollar General Corp.	980	107,114
Domino’s Pizza Group PLC (United Kingdom)	2,800	10,196
Domino’s Pizza, Inc.	2,665	785,642
Exedy Corp. (Japan)	3,200	106,060
GrubHub, Inc.*	1,700	235,654
H&R Block, Inc.	5,150	132,613
Harley-Davidson, Inc.	7,080	320,724
Hilton Grand Vacations, Inc.*	2,825	93,508
Hilton Worldwide Holdings, Inc.	4,205	339,680
HIS Co., Ltd. (Japan)	400	13,374
The Home Depot, Inc.	7,095	1,469,729
Hyatt Hotels Corp., Class A	7,955	633,138
IC Group A/S (Denmark)	3,300	32,317
IDP Education, Ltd. (Australia)	9,700	72,290
Kindred Group PLC, SDR (Malta)	3,100	34,750
Kohl’s Corp.	3,210	239,306
Lifestyle International Holdings, Ltd. (Hong Kong)	7,500	14,708
Lululemon Athletica, Inc. (Canada)*	3,940	640,211
Macy’s, Inc.	4,925	171,045
Marriott International, Inc., Class A	4,120	543,964
Michael Kors Holdings, Ltd. (United Kingdom)*	7,960	545,738
Misawa Homes Co., Ltd. (Japan)	1,700	13,280
NIKE, Inc., Class B	1,920	162,662
Nishimatsuya Chain Co., Ltd. (Japan)	2,800	28,141
Nobia AB (Sweden)	1,500	10,608
Ocado Group PLC (United Kingdom)*	2,800	32,803
Polaris Industries, Inc.[1]	2,920	294,774
Pool Corp.	2,375	396,340
Ralph Lauren Corp.	3,975	546,761
Ross Stores, Inc.	8,225	815,097
Sa Sa International Holdings, Ltd. (Hong Kong)	40,000	22,164
SSP Group PLC (United Kingdom)	1,887	17,821
Thule Group AB (Sweden)[2]	2,000	48,315
The TJX Cos., Inc.	2,160	241,963
Tokai Rika Co., Ltd. (Japan)	1,800	38,051
Toll Brothers, Inc.	3,630	119,899
Urban Outfitters, Inc.*	7,010	286,709
Vail Resorts, Inc.	790	216,792

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Discretionary - 7.8% (continued)
VF Corp.	4,020	$375,669
Wayfair, Inc., Class A*	660	97,462
Xinyi Glass Holdings, Ltd. (Hong Kong)	11,900	15,003
Total Consumer Discretionary		20,485,345
Consumer Staples - 3.9%
Altria Group, Inc.	12,885	777,094
Archer-Daniels-Midland Co.	7,055	354,655
Austevoll Seafood A.S.A. (Norway)	6,700	92,298
Axfood AB (Sweden)	1,700	31,820
The Coca-Cola Co.	12,015	554,973
Conagra Brands, Inc.	12,805	434,986
Costco Wholesale Corp.	2,600	610,688
Edgewell Personal Care Co.*,1	5,405	249,873
The Estee Lauder Cos., Inc., Class A	3,365	489,002
Flowers Foods, Inc.	12,750	237,915
Herbalife Nutrition, Ltd.*	6,800	370,940
Kimberly-Clark Corp.	1,540	175,006
La Doria S.P.A. (Italy)	1,400	18,377
Lamb Weston Holdings, Inc.	4,125	274,725
McCormick & Co., Inc., Non-Voting Shares[1]	820	108,035
Monster Beverage Corp.*	11,440	666,723
Oriflame Holding AG (Switzerland)	400	10,223
Origin Enterprises PLC (Ireland)	8,300	54,640
PepsiCo, Inc.	9,490	1,060,982
Philip Morris International, Inc.	8,510	693,905
The Procter & Gamble Co.	8,300	690,809
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd. (Israel)	1,600	75,633
Royal Unibrew A/S (Denmark)	450	37,042
Salmar A.S.A. (Norway)	2,000	99,914
Sysco Corp.	16,870	1,235,727
Tate & Lyle PLC (United Kingdom)	2,100	18,674
TreeHouse Foods, Inc.*	7,910	378,494
Walmart, Inc.	4,220	396,300
Total Consumer Staples		10,199,453
Energy - 2.5%
Anadarko Petroleum Corp.	2,800	188,748
Apache Corp.	3,150	150,161
Baker Hughes, a GE Co.[1]	3,650	123,480
Beach Energy, Ltd. (Australia)	4,400	6,812
Cabot Oil & Gas Corp.	4,870	109,672
Cheniere Energy, Inc.*	3,420	237,656

	Shares	Value
Chevron Corp.	5,975	$730,623
CNX Resources Corp.*	17,820	255,004
ConocoPhillips	8,915	690,021
Continental Resources, Inc.*	1,300	88,764
Devon Energy Corp.	7,320	292,361
EOG Resources, Inc.	3,210	409,500
Exxon Mobil Corp.	14,345	1,219,612
Gaztransport Et Technigaz, S.A. (France)[1]	800	60,653
Gulf Keystone Petroleum, Ltd. (United Kingdom)*	15,600	58,661
Japan Petroleum Exploration Co., Ltd. (Japan)	300	6,895
Marathon Petroleum Corp.	1,670	133,550
Modec, Inc. (Japan)	1,400	45,804
Naphtha Israel Petroleum Corp., Ltd. (Israel)	1,700	11,656
National Oilwell Varco, Inc.	5,790	249,433
Occidental Petroleum Corp.	3,690	303,207
ONEOK, Inc.	7,650	518,593
PBF Energy, Inc., Class A	1,985	99,071
Petrofac, Ltd. (United Kingdom)	7,500	63,066
Pioneer Natural Resources Co.	745	129,772
TGS NOPEC Geophysical Co., A.S.A. (Norway)	400	16,284
Washington H Soul Pattinson & Co., Ltd. (Australia)	2,200	41,275
Whitehaven Coal, Ltd. (Australia)	19,800	77,737
Whiting Petroleum Corp.*	3,000	159,120
Total Energy		6,477,191
Financials - 6.5%
The Allstate Corp.	7,320	722,484
Ameriprise Financial, Inc.	3,490	515,333
Aspen Insurance Holdings, Ltd. (Bermuda)	3,540	147,972
Assured Guaranty, Ltd. (Bermuda)	6,620	279,563
Bank of America Corp.	30,505	898,677
Banque Cantonale Vaudoise (Switzerland)	20	14,818
Berkshire Hathaway, Inc., Class B*	5,750	1,231,132
BlackRock, Inc.	420	197,959
Cembra Money Bank AG (Switzerland)	800	72,418
Chesnara PLC (United Kingdom)	700	3,239
Citizens Financial Group, Inc.	3,520	135,766
CME Group, Inc.	2,080	354,037
Comerica, Inc.	2,330	210,166
Commerce Bancshares, Inc.	4,333	286,065
Corp. Financiera Alba, S.A. (Spain)	1,700	94,419
Credit Acceptance Corp.*	720	315,410
Cullen/Frost Bankers, Inc.	1,120	116,973

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 6.5% (continued)
Dah Sing Financial Holdings, Ltd. (Hong Kong)	10,400	$66,531
Deutsche Pfandbriefbank AG (Germany)[2]	2,900	43,351
Discover Financial Services	1,755	134,170
Eaton Vance Corp.	7,770	408,391
esure Group PLC (United Kingdom)	1,000	3,616
Fifth Third Bancorp	8,920	249,046
FinecoBank Banca Fineco S.P.A. (Italy)	900	12,001
Franklin Resources, Inc.	11,435	347,738
Invesco, Ltd.	4,150	94,952
Israel Discount Bank, Ltd., Class A (Israel)	16,500	54,937
JPMorgan Chase & Co.	12,428	1,402,375
Just Group PLC (United Kingdom)	1,500	1,728
kabu.com Securities Co., Ltd. (Japan)	13,400	45,289
Legg Mason, Inc.	7,560	236,099
Lincoln National Corp.	5,490	371,453
LPL Financial Holdings, Inc.	1,880	121,279
M&T Bank Corp.	2,220	365,279
Marusan Securities Co., Ltd. (Japan)[1]	10,700	91,034
MetLife, Inc.	6,110	285,459
Moody’s Corp.	1,135	189,772
Navient Corp.	14,020	188,990
nib holdings, Ltd. (Australia)	3,200	13,513
Northern Trust Corp.	6,850	699,591
Plus500, Ltd. (Israel)[1]	6,500	112,457
ProAssurance Corp.	2,110	99,065
The Progressive Corp.	21,170	1,503,917
Prudential Financial, Inc.	1,770	179,336
Regions Financial Corp.	13,030	239,101
S&P Global, Inc.	1,120	218,837
Santander Consumer USA Holdings, Inc.	46,570	933,263
SpareBank 1 Nord Norge (Norway)	7,500	63,553
State Street Corp.	1,290	108,076
Storebrand A.S.A. (Norway)	800	7,147
SunTrust Banks, Inc.	3,225	215,398
SVB Financial Group*	1,945	604,564
Swissquote Group Holding, S.A. (Switzerland)	1,350	98,141
T Rowe Price Group, Inc.	950	103,721
TD Ameritrade Holding Corp.	5,080	268,376
TOC Co., Ltd. (Japan)	3,100	21,971
Tokai Tokyo Financial Holdings, Inc. (Japan)	3,100	17,836
Topdanmark A/S (Denmark)	2,500	114,260
Torchmark Corp.	1,480	128,301

	Shares	Value
U.S. Bancorp	7,025	$370,990
Waddell & Reed Financial, Inc., Class A1	13,190	279,364
Wells Fargo & Co.	10,690	561,866
White Mountains Insurance Group, Ltd.	2	1,872
Total Financials		17,274,437
Health Care - 9.2%
AbbVie, Inc.	11,665	1,103,276
ABIOMED, Inc.*	800	359,800
Aetna, Inc.	740	150,109
Agilent Technologies, Inc.	1,740	122,740
Align Technology, Inc.*	700	273,854
Almirall, S.A. (Spain)	300	6,020
Amgen, Inc.	3,355	695,458
Anthem, Inc.	890	243,905
Baxter International, Inc.	4,300	331,487
BioGaia AB, Class B (Sweden)	800	40,192
Bristol-Myers Squibb Co.	8,170	507,194
Bruker Corp.	9,015	301,552
Celgene Corp.*	6,660	596,003
Centene Corp.*	3,180	460,400
Cigna Corp.	1,370	285,303
CVS Health Corp.	1,945	153,110
DexCom, Inc.*	960	137,318
Eli Lilly & Co.	12,780	1,371,422
Exelixis, Inc.*,1	30,660	543,295
Express Scripts Holding Co.*	900	85,509
Galenica AG (Switzerland)[2]	350	19,966
Gilead Sciences, Inc.	2,015	155,578
HCA Healthcare, Inc.	1,760	244,851
Henry Schein, Inc.*	1,280	108,838
Humana, Inc.	4,000	1,354,080
IDEXX Laboratories, Inc.*	4,860	1,213,348
Illumina, Inc.*	2,020	741,461
Incyte Corp.*	1,580	109,146
Intercept Pharmaceuticals, Inc.*,1	1,700	214,812
Intuitive Surgical, Inc.*	640	367,360
Johnson & Johnson	6,615	913,995
Kaken Pharmaceutical Co., Ltd. (Japan)	1,000	53,174
KYORIN Holdings, Inc. (Japan)	3,500	72,333
McKesson Corp.	2,710	359,481
Medtronic PLC (Ireland)	6,835	672,359
Merck & Co., Inc.	11,395	808,361
Molina Healthcare, Inc.*	3,640	541,268

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 9.2% (continued)
Nektar Therapeutics*	3,540	$215,798
Neurocrine Biosciences, Inc.*	2,000	245,900
Paramount Bed Holdings Co., Ltd. (Japan)	1,300	64,069
PerkinElmer, Inc.	1,140	110,888
Perrigo Co. PLC (Ireland)	5,375	380,550
Pfizer, Inc.	23,207	1,022,732
Regeneron Pharmaceuticals, Inc.*	1,060	428,282
ResMed, Inc.	2,530	291,810
Seattle Genetics, Inc.*	3,880	299,226
Ship Healthcare Holdings, Inc. (Japan)	700	27,089
STADA Arzneimittel AG (Germany)	100	9,415
Swedish Orphan Biovitrum AB (Sweden)*	1,000	29,255
Toho Holdings Co., Ltd. (Japan)[1]	5,200	138,095
UnitedHealth Group, Inc.	5,540	1,473,862
Varian Medical Systems, Inc.*	5,725	640,799
Veeva Systems, Inc., Class A*	6,770	737,050
Vertex Pharmaceuticals, Inc.*	3,785	729,521
WellCare Health Plans, Inc.*	3,835	1,229,079
ZERIA Pharmaceutical Co., Ltd. (Japan)	1,100	24,329
Zimmer Biomet Holdings, Inc.	900	118,323
Zoetis, Inc.	4,900	448,644
Total Health Care		24,383,074
Industrials - 7.8%
3M Co.	975	205,442
Aeon Delight Co., Ltd. (Japan)	1,200	43,793
Aida Engineering, Ltd. (Japan)	9,900	88,499
Allison Transmission Holdings, Inc.	18,745	974,927
Amadeus Fire AG (Germany)	500	56,633
Armstrong World Industries, Inc.*	9,560	665,376
Biesse S.P.A. (Italy)	300	10,645
The Boeing Co.	5,160	1,919,004
Brunel International, N.V. (Netherlands)	900	13,017
Caterpillar, Inc.	9,425	1,437,218
Cintas Corp.	1,000	197,810
Conzzeta AG (Switzerland)	10	10,875
Copa Holdings, S.A., Class A (Panama)	1,490	118,962
Copart, Inc.*	2,120	109,244
Costain Group PLC (United Kingdom)	14,700	79,898
CoStar Group, Inc.*	1,665	700,699
Cummins, Inc.	1,770	258,544
Dart Group PLC (United Kingdom)	6,100	74,141
Delta Air Lines, Inc.	1,480	85,588

	Shares	Value
Dover Corp.	6,380	$564,821
Enav S.P.A. (Italy)[2]	5,100	24,833
Expeditors International of Washington, Inc.	16,080	1,182,362
FedEx Corp.	1,120	269,685
Flowserve Corp.	2,050	112,114
Fudo Tetra Corp. (Japan)	2,070	38,405
Galliford Try PLC (United Kingdom)	1,700	22,357
Go-Ahead Group PLC (United Kingdom)	5,000	104,779
Harris Corp.	780	131,984
HEICO Corp.	1	116
Honeywell International, Inc.	1,630	271,232
Hopewell Holdings, Ltd. (Hong Kong)	22,700	74,715
Huber + Suhner AG (Switzerland)	100	7,476
Huntington Ingalls Industries, Inc.	1,765	451,981
Implenia AG (Switzerland)	1,450	92,022
Inabata & Co., Ltd. (Japan)	600	9,225
Intertrust, N.V. (Netherlands)[2]	300	5,551
Itoki Corp. (Japan)	6,500	37,754
Kanematsu Corp. (Japan)	2,900	43,643
KAR Auction Services, Inc.	2,370	141,465
Kardex AG (Switzerland)	390	66,281
Kokuyo Co., Ltd. (Japan)	1,100	19,809
Komori Corp. (Japan)	9,100	113,380
Kyodo Printing Co., Ltd. (Japan)	3,200	83,428
Landstar System, Inc.	8,250	1,006,500
Lockheed Martin Corp.	3,620	1,252,375
Meitec Corp. (Japan)	300	14,425
Mersen, S.A. (France)	1,100	38,699
Morgan Advanced Materials PLC (United Kingdom)	19,500	84,433
Nolato AB, Class B (Sweden)	950	58,552
Norfolk Southern Corp.	1,240	223,820
Old Dominion Freight Line, Inc.	1,910	308,007
PACCAR, Inc.	7,575	516,539
QinetiQ Group PLC (United Kingdom)	14,200	52,952
Raytheon Co.	1,940	400,920
Robert Half International, Inc.	17,260	1,214,759
Rockwell Automation, Inc.	4,565	856,029
Rockwool International A/S, Class B (Denmark)	110	47,067
SITC International Holdings Co., Ltd. (Hong Kong)	26,000	20,990
Sojitz Corp. (Japan)	2,700	9,743
Southwest Airlines Co.	1,370	85,556
Stagecoach Group PLC (United Kingdom)	14,000	28,543

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 7.8% (continued)
Star Micronics Co., Ltd. (Japan)	2,500	$44,458
Sulzer AG (Switzerland)	470	56,347
Tokyu Construction Co., Ltd. (Japan)	11,700	112,992
Toyo Construction Co., Ltd. (Japan)	25,500	103,942
TransUnion	4,610	339,204
Union Pacific Corp.	620	100,955
United Rentals, Inc.*	6,165	1,008,594
Valmont Industries, Inc.	690	95,565
Waste Management, Inc.	1,290	116,564
WW Grainger, Inc.	2,840	1,015,044
XPO Logistics, Inc.*	2,840	324,243
Total Industrials		20,457,550
Information Technology - 15.1%
Accenture PLC, Class A (Ireland)	4,420	752,284
Adobe Systems, Inc.*	4,420	1,193,179
Advanced Micro Devices, Inc.*	10,340	319,403
Akamai Technologies, Inc.*	1,120	81,928
Amphenol Corp., Class A	1,985	186,630
Apple, Inc.	31,580	7,128,869
Arista Networks, Inc.*	2,515	668,638
Atea A.S.A. (Norway)	500	8,109
Atlassian Corp. PLC, Class A (Australia)*	2,750	264,385
Autodesk, Inc.*	660	103,033
Automatic Data Processing, Inc.	1,120	168,739
Azbil Corp. (Japan)	1,000	21,744
Booz Allen Hamilton Holding Corp.	4,330	214,898
Broadridge Financial Solutions, Inc.	3,060	403,767
CDW Corp.	15,560	1,383,595
Cisco Systems, Inc.	12,785	621,990
Citizen Watch Co., Ltd. (Japan)	6,500	42,834
Citrix Systems, Inc.*	4,580	509,113
Computacenter PLC (United Kingdom)	1,600	26,384
Conduent, Inc.*	10,170	229,028
CyberArk Software, Ltd. (Israel)*	150	11,976
Diebold Nixdorf AG (Germany)	50	3,285
Electrocomponents PLC (United Kingdom)	3,600	33,679
First Solar, Inc.*	1,230	59,557
FLIR Systems, Inc.	3,060	188,098
Fortinet, Inc.*	20,770	1,916,448
Halma PLC (United Kingdom)	1,300	24,475
Hewlett Packard Enterprise Co.	26,500	432,215
HP, Inc.	8,120	209,252

	Shares	Value
Ines Corp. (Japan)	7,700	$88,816
Intel Corp.	2,630	124,373
Intuit, Inc.	2,020	459,348
Jabil, Inc.	8,000	216,640
Juniper Networks, Inc.	11,720	351,248
Kainos Group PLC (United Kingdom)	6,900	37,683
KLA-Tencor Corp.	5,650	574,661
Logitech International, S.A. (Switzerland)	600	26,910
Manhattan Associates, Inc.*	3,560	194,376
Mastercard, Inc., Class A	6,010	1,337,886
Maxim Integrated Products, Inc.	10,930	616,343
Micron Technology, Inc.*	4,660	210,772
Microsoft Corp.	48,625	5,561,241
Motorola Solutions, Inc.	3,650	475,011
Nemetschek SE (Germany)	60	8,771
NetApp, Inc.	6,880	590,923
NSD Co., Ltd. (Japan)	1,800	39,965
NVIDIA Corp.	3,980	1,118,460
Okta, Inc.*	2,060	144,942
Palo Alto Networks, Inc.*	3,500	788,410
Paycom Software, Inc.*,1	1,260	195,817
Pure Storage, Inc., Class A*	15,010	389,509
QUALCOMM, Inc.	8,745	629,902
Red Hat, Inc.*	650	88,582
RingCentral, Inc., Class A*	2,140	199,127
Riso Kagaku Corp. (Japan)	3,700	89,435
Seagate Technology PLC	3,530	167,146
Shinko Electric Industries Co., Ltd. (Japan)	5,200	43,764
Siltronic AG (Germany)	560	68,483
Skyworks Solutions, Inc.	1,465	132,890
Softcat PLC (United Kingdom)	12,100	125,489
Splunk, Inc.*	1,180	142,674
Square, Inc., Class A*	4,650	460,396
SS&C Technologies Holdings, Inc.	2,970	168,785
Teradyne, Inc.	4,000	147,920
Texas Instruments, Inc.	13,270	1,423,738
TIS, Inc. (Japan)	800	39,990
Total System Services, Inc.	980	96,765
Twilio, Inc., Class A*	2,510	216,563
The Ultimate Software Group, Inc.*	380	122,432
VeriSign, Inc.*	1,470	235,376
Visa, Inc., Class A	12,440	1,867,120
VSTECS Holdings, Ltd. (Hong Kong)	6,000	3,140

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 15.1% (continued)
VTech Holdings, Ltd. (Hong Kong)	600	$6,926
The Western Union Co.	14,790	281,897
WEX, Inc.*	1,080	216,821
Worldpay, Inc., Class A*	4,360	441,537
Zebra Technologies Corp., Class A*	8,070	1,427,018
Zendesk, Inc.*	4,550	323,050
Total Information Technology		39,926,606
Materials - 1.9%
Altri SGPS, S.A. (Portugal)	2,800	26,890
Avery Dennison Corp.	1,850	200,447
Cabot Corp.	1,285	80,595
Celanese Corp.	4,440	506,160
CF Industries Holdings, Inc.	5,420	295,065
The Chemours Co.	12,490	492,606
Domtar Corp.	8,740	455,966
DowDuPont, Inc.	1,355	87,140
DuluxGroup, Ltd. (Australia)	12,400	68,723
Ence Energia y Celulosa, S.A. (Spain)	6,000	60,813
Eramet (France)	350	36,973
Evraz PLC (Russia)	4,300	31,650
Freeport-McMoRan, Inc.	8,515	118,529
Huntsman Corp.	6,060	165,014
LyondellBasell Industries, N.V., Class A	7,140	731,921
Metsa Board OYJ (Finland)	4,600	46,481
The Navigator Co., S.A. (Portugal)	3,700	18,128
PPG Industries, Inc.	1,985	216,623
Reliance Steel & Aluminum Co.	2,740	233,695
Royal Gold, Inc.	4,145	319,414
Sealed Air Corp.	9,080	364,562
Steel Dynamics, Inc.	6,140	277,467
Svenska Cellulosa AB SCA, Class B (Sweden)	6,400	72,380
Toyo Ink SC Holdings Co., Ltd. (Japan)	600	15,898
Yodogawa Steel Works, Ltd. (Japan)	200	4,947
Total Materials		4,928,087
Real Estate - 2.2%
Alexandria Real Estate Equities, Inc., REIT	2,090	262,901
alstria office REIT-AG, REIT (Germany)	1,500	22,244
Bayside Land Corp. (Israel)	30	13,969
Beni Stabili S.P.A. SIIQ, REIT (Italy)	13,300	11,603
CapitaLand Retail China Trust, REIT (Singapore)	7,500	7,949
CBRE Group, Inc., Class A*	3,420	150,822
CoreSite Realty Corp., REIT	2,650	294,521

	Shares	Value
Corporate Office Properties Trust, REIT	5,380	$160,485
Crown Castle International Corp., REIT	860	95,744
DDR Corp., REIT	14,940	200,047
Digital Realty Trust, Inc., REIT	2,180	245,207
Equinix, Inc., REIT	320	138,525
Equity Residential, REIT	3,685	244,168
Eurocommercial Properties, N.V. (Netherlands)	600	21,972
GDI Property Group, REIT (Australia)	46,500	44,380
Grainger PLC (United Kingdom)	2,000	7,805
Great Portland Estates PLC,
REIT (United Kingdom)	6,800	59,241
Hemfosa Fastigheter AB (Sweden)	5,700	78,684
Hudson Pacific Properties, Inc., REIT	4,920	160,982
Jones Lang LaSalle, Inc.	400	57,728
Kungsleden AB (Sweden)	9,500	69,910
Lamar Advertising Co., Class A, REIT	7,690	598,282
Life Storage, Inc., REIT	3,930	373,979
The Macerich Co., REIT	2,710	149,836
Mori Trust Sogo Reit, Inc., REIT (Japan)	40	57,042
NSI, N.V., REIT (Netherlands)	100	4,116
OUE Hospitality Trust (Singapore)	31,700	16,711
Park Hotels & Resorts, Inc., REIT	13,440	441,101
Piedmont Office Realty Trust, Inc., Class A, REIT	17,870	338,279
Prologis, Inc., REIT	4,190	284,040
Raysum Co., Ltd. (Japan)	1,200	16,880
RDI REIT PLC, REIT (United Kingdom)	8,000	3,441
Retail Value, Inc., REIT *	1,382	45,178
SBA Communications Corp., REIT *	2,265	363,827
Senior Housing Properties Trust, REIT	10,910	191,580
Soilbuild Business Space REIT, REIT (Singapore)	215,700	94,671
Spirit MTA REIT, REIT	1,908	21,980
Spirit Realty Capital, Inc., REIT	19,080	153,785
Tanger Factory Outlet Centers, Inc., REIT	6,480	148,262
Taubman Centers, Inc., REIT	2,280	136,412
Total Real Estate		5,788,289
Utilities - 1.1%
American Water Works Co., Inc.	4,965	436,771
Atmos Energy Corp.	4,410	414,143
CenterPoint Energy, Inc.	11,145	308,159
Consolidated Edison, Inc.	3,770	287,236
Eversource Energy	3,110	191,078
Hokuriku Electric Power Co. (Japan)*	4,400	45,078
Italgas S.P.A. (Italy)	600	3,255

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 1.1% (continued)
Kenon Holdings, Ltd. (Singapore)	3,900	$66,388
NRG Energy, Inc.	7,845	293,403
OGE Energy Corp.	6,290	228,453
Pinnacle West Capital Corp.	3,060	242,291
PPL Corp.	9,010	263,633
Xcel Energy, Inc.	3,180	150,128
Total Utilities		2,930,016
Total Common Stocks (Cost $138,917,860)		168,845,093

	Principal Amount
Corporate Bonds and Notes - 9.7%
Financials - 2.4%
Aflac, Inc.
4.000%, 10/15/46	$30,000	27,757
The Allstate Corp.
3.150%, 06/15/23[1]	30,000	29,467
American Express Co.
3.400%, 02/27/23	275,000	270,940
4.050%, 12/03/42[1]	225,000	217,071
American Financial Group, Inc.
4.500%, 06/15/47	25,000	23,411
Aon Corp.
5.000%, 09/30/20	20,000	20,598
Bank of America Corp., GMTN
3.593%, 07/21/28[3]	1,100,000	1,049,915
Brown & Brown, Inc.
4.200%, 09/15/24	25,000	24,859
CBRE Services, Inc.
5.250%, 03/15/25	175,000	182,099
EPR Properties
4.750%, 12/15/26	235,000	230,757
The Goldman Sachs Group, Inc.
3.691%, 06/05/28[3]	125,000	119,101
3.850%, 01/26/27	700,000	679,849
Host Hotels & Resorts, L.P.
4.500%, 02/01/26[1]	255,000	254,410
4.750%, 03/01/23	170,000	173,816
JPMorgan Chase & Co.
2.950%, 10/01/26	305,000	283,851
3.200%, 01/25/23	830,000	818,590
Kemper Corp.
4.350%, 02/15/25	25,000	24,594
Lazard Group LLC
3.625%, 03/01/27	185,000	172,834
3.750%, 02/13/25[1]	25,000	24,144
Life Storage, L.P.
3.875%, 12/15/27	170,000	160,290

	Principal Amount	Value
Marsh & McLennan Cos., Inc.
3.750%, 03/14/26	$30,000	$29,509
Mastercard, Inc.
3.800%, 11/21/46	30,000	28,815
MetLife, Inc.
3.600%, 11/13/25	40,000	39,875
Morgan Stanley
3.591%, 07/22/28[3]	355,000	337,196
Old Republic International Corp.
3.875%, 08/26/26	25,000	23,949
The Progressive Corp.
2.450%, 01/15/27	330,000	299,633
4.350%, 04/25/44	205,000	205,622
Regions Financial Corp.
3.200%, 02/08/21	30,000	29,877
SunTrust Bank, BKNT
3.000%, 02/02/23	30,000	29,293
Synovus Financial Corp.
3.125%, 11/01/22	20,000	19,233
TD Ameritrade Holding Corp.
2.950%, 04/01/22	25,000	24,530
Visa, Inc.
2.750%, 09/15/27	185,000	172,459
2.800%, 12/14/22	40,000	39,229
4.150%, 12/14/35	240,000	248,241
Total Financials		6,315,814
Industrials - 6.8%
3M Co., MTN
1.625%, 09/19/21	20,000	19,134
AbbVie, Inc.
4.400%, 11/06/42	585,000	543,598
Adobe Systems, Inc.
3.250%, 02/01/25	15,000	14,668
Advance Auto Parts, Inc.
5.750%, 05/01/20	25,000	25,782
Aetna, Inc.
4.500%, 05/15/42	520,000	501,803
Agilent Technologies, Inc.
3.875%, 07/15/23	30,000	29,955
Altria Group, Inc.
4.250%, 08/09/42	565,000	525,351
Amazon.com, Inc.
2.400%, 02/22/23	45,000	43,340
AmerisourceBergen Corp.
4.250%, 03/01/45	30,000	26,779
Amgen, Inc.
3.875%, 11/15/21	40,000	40,602
Anthem, Inc.
4.625%, 05/15/42	40,000	39,226

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 6.8% (continued)
Apple, Inc.
3.850%, 05/04/43	$100,000	$96,479
Aptiv PLC (Ireland)
4.250%, 01/15/26	25,000	24,882
AstraZeneca PLC (United Kingdom)
2.375%, 06/12/22	35,000	33,670
AT&T, Inc.
4.100%, 02/15/28[2]	190,000	184,811
5.200%, 03/15/20	100,000	102,955
Automatic Data Processing, Inc.
2.250%, 09/15/20	20,000	19,751
Baxter International, Inc.
3.500%, 08/15/46	30,000	25,277
Becton Dickinson and Co.
5.000%, 11/12/40	25,000	25,437
Biogen, Inc.
5.200%, 09/15/45	30,000	31,947
The Boeing Co.
1.875%, 06/15/23	275,000	257,404
2.800%, 03/01/27	185,000	174,148
BP Capital Markets PLC (United Kingdom)
2.500%, 11/06/22	55,000	53,161
3.994%, 09/26/23	295,000	301,123
Broadridge Financial Solutions, Inc.
3.400%, 06/27/26	25,000	23,729
Brown-Forman Corp.
4.500%, 07/15/45	20,000	21,078
CA, Inc.
4.700%, 03/15/27	25,000	25,063
Caterpillar Financial Services Corp., MTN
2.625%, 03/01/23	440,000	425,511
Celanese US Holdings LLC
4.625%, 11/15/22	25,000	25,499
Chevron Corp.
2.566%, 05/16/23	45,000	43,536
Cigna Corp.
3.875%, 10/15/47	10,000	8,564
Cisco Systems, Inc.
2.600%, 02/28/23	45,000	43,828
Citrix Systems, Inc.
4.500%, 12/01/27	470,000	453,755
ConocoPhillips Co.
4.950%, 03/15/26	465,000	502,381
Costco Wholesale Corp.
1.750%, 02/15/20[1]	30,000	29,521
CSX Corp.
3.400%, 08/01/24	25,000	24,761
3.700%, 10/30/20	495,000	500,150
Cummins, Inc.
4.875%, 10/01/43	25,000	27,263

	Principal Amount	Value
Danaher Corp.
2.400%, 09/15/20	$20,000	$19,681
Delta Air Lines, Inc.
3.625%, 03/15/22	10,000	9,883
4.375%, 04/19/28	15,000	14,520
Devon Energy Corp.
5.600%, 07/15/41	195,000	207,471
Dollar General Corp.
3.875%, 04/15/27	205,000	199,675
DXC Technology Co.
4.250%, 04/15/24	25,000	25,094
Eastman Chemical Co.
4.800%, 09/01/42	25,000	24,794
Emerson Electric Co.
2.625%, 12/01/21[1]	30,000	29,648
Enable Midstream Partners, L.P.
4.950%, 05/15/28	25,000	24,856
The Estee Lauder Cos., Inc.
1.700%, 05/10/21	300,000	288,837
Express Scripts Holding Co.
4.800%, 07/15/46	440,000	431,061
Fidelity National Information Services, Inc.
3.000%, 08/15/26[1]	185,000	171,240
4.500%, 08/15/46	30,000	28,423
Fiserv, Inc.
3.500%, 10/01/22	30,000	29,876
Gilead Sciences, Inc.
2.950%, 03/01/27	490,000	455,432
3.250%, 09/01/22	50,000	49,780
Hess Corp.
4.300%, 04/01/27	475,000	461,406
Hewlett Packard Enterprise Co.
4.900%, 10/15/25	495,000	509,563
HollyFrontier Corp.
5.875%, 04/01/26	430,000	459,034
The Home Depot, Inc.
2.700%, 04/01/23	50,000	48,869
Honeywell International, Inc.
2.500%, 11/01/26	35,000	32,429
HP, Inc.
3.750%, 12/01/20	30,000	30,279
4.050%, 09/15/22	350,000	354,958
Hyatt Hotels Corp.
3.375%, 07/15/23	25,000	24,432
Intel Corp.
4.800%, 10/01/41	40,000	43,542
International Paper Co.
3.000%, 02/15/27	40,000	36,792
Kerr-McGee Corp.
6.950%, 07/01/24	30,000	33,823

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 6.8% (continued)
Keysight Technologies, Inc.
4.600%, 04/06/27	$25,000	$25,044
Kinder Morgan, Inc.
4.300%, 03/01/28	50,000	49,670
KLA-Tencor Corp.
4.125%, 11/01/21	25,000	25,408
Kohl’s Corp.
4.250%, 07/17/25[1]	430,000	430,160
The Kroger Co.
5.400%, 07/15/40	30,000	30,821
L3 Technologies, Inc.
4.950%, 02/15/21	450,000	463,061
Lear Corp.
3.800%, 09/15/27	30,000	27,904
Lockheed Martin Corp.
3.550%, 01/15/26	40,000	39,594
Lowe’s Cos., Inc.
4.650%, 04/15/42	35,000	36,488
LYB International Finance BV (Netherlands)
5.250%, 07/15/43	225,000	230,447
LYB International Finance II BV (Netherlands)
3.500%, 03/02/27	200,000	187,497
Macy’s Retail Holdings, Inc.
2.875%, 02/15/23[1]	510,000	483,471
Marathon Oil Corp.
2.700%, 06/01/20	15,000	14,812
4.400%, 07/15/27	165,000	165,282
McDonald’s Corp., MTN
4.875%, 07/15/40	40,000	41,699
Microsoft Corp.
3.300%, 02/06/27	95,000	93,280
Moody’s Corp.
2.750%, 12/15/21	20,000	19,576
NetApp, Inc.
3.300%, 09/29/24[1]	180,000	172,116
3.375%, 06/15/21	25,000	24,925
NIKE, Inc.
3.625%, 05/01/43	30,000	27,844
Nordstrom, Inc.
4.000%, 03/15/27	30,000	29,152
Norfolk Southern Corp.
2.903%, 02/15/23	20,000	19,524
3.850%, 01/15/24	170,000	171,948
4.837%, 10/01/41	15,000	15,841
Nvent Finance S.a.r.l. (Luxembourg)
4.550%, 04/15/28[2]	25,000	24,386
Occidental Petroleum Corp.
4.625%, 06/15/45	235,000	244,723
ONEOK Partners, L.P.
3.800%, 03/15/20	30,000	30,132

	Principal Amount	Value
ONEOK Partners, L.P.
6.125%, 02/01/41	$235,000	$259,397
Oracle Corp.
3.250%, 11/15/27[1]	80,000	77,067
Pfizer, Inc.
3.000%, 12/15/26	50,000	48,054
Philip Morris International, Inc.
2.625%, 03/06/23	45,000	43,195
4.375%, 11/15/41	520,000	501,287
Phillips 66
4.875%, 11/15/44	25,000	26,011
Praxair, Inc.
3.000%, 09/01/21	30,000	29,722
QUALCOMM, Inc.
4.800%, 05/20/45	525,000	532,943
Ralph Lauren Corp.
2.625%, 08/18/20	25,000	24,739
Raytheon Co.
4.400%, 02/15/20[1]	30,000	30,573
Reliance Steel & Aluminum Co.
4.500%, 04/15/23	25,000	25,403
Republic Services, Inc.
4.750%, 05/15/23	25,000	26,075
S&P Global, Inc.
3.300%, 08/14/20	30,000	30,020
salesforce.com, Inc.
3.250%, 04/11/23	25,000	24,835
Shell International Finance BV (Netherlands)
2.250%, 01/06/23	60,000	57,361
2.500%, 09/12/26	660,000	609,570
The Sherwin-Williams Co.
4.000%, 12/15/42	35,000	31,289
Spirit AeroSystems, Inc.
3.850%, 06/15/26	25,000	23,911
Stanley Black & Decker, Inc.
5.200%, 09/01/40	25,000	27,444
Target Corp.
2.500%, 04/15/26[1]	300,000	277,982
4.000%, 07/01/42	235,000	226,320
The TJX Cos., Inc.
2.250%, 09/15/26	30,000	27,197
Total System Services, Inc.
3.750%, 06/01/23	175,000	173,643
4.800%, 04/01/26	25,000	25,764
Toyota Motor Credit Corp., MTN
4.250%, 01/11/21	400,000	409,498
Union Pacific Corp.
4.000%, 04/15/47	205,000	194,451
United Technologies Corp.
3.125%, 05/04/27	50,000	46,793

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 6.8% (continued)
UnitedHealth Group, Inc.
2.300%, 12/15/19	$55,000	$54,578
Vale Overseas, Ltd. (Brazil)
6.250%, 08/10/26	475,000	521,740
Verisk Analytics, Inc.
5.500%, 06/15/45	25,000	25,355
Verizon Communications, Inc.
4.272%, 01/15/36	110,000	105,144
VF Corp.
3.500%, 09/01/21	25,000	25,055
VMware, Inc.
3.900%, 08/21/27	198,000	187,670
Walmart, Inc.
1.900%, 12/15/20	35,000	34,266
4.000%, 04/11/43[1]	25,000	24,700
Waste Management, Inc.
4.750%, 06/30/20	30,000	30,804
Westlake Chemical Corp.
5.000%, 08/15/46[1]	25,000	24,684
WW Grainger, Inc.
4.600%, 06/15/45	450,000	469,345
Zoetis, Inc.
3.450%, 11/13/20	30,000	30,143
Total Industrials		17,810,153
Utilities - 0.5%
Commonwealth Edison Co.
Series 122
2.950%, 08/15/27	485,000	453,686
Exelon Generation Co. LLC
5.200%, 10/01/19	50,000	51,061
Florida Power & Light Co.
2.750%, 06/01/23	40,000	38,880
Georgia Power Co.
Series 10-C
4.750%, 09/01/40	285,000	287,867
IPALCO Enterprises, Inc.
3.700%, 09/01/24	25,000	24,274
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27	460,000	443,382
Total Utilities		1,299,150
Total Corporate Bonds and Notes (Cost $25,517,084)		25,425,117
U.S. Government and Agency Obligations - 25.0%
Fannie Mae - 2.9%
Federal National Mortgage Association
1.000%, 10/24/19	410,000	402,864
1.375%, 10/07/21	195,000	186,375
1.625%, 01/21/20[1]	425,000	419,005

	Principal Amount	Value
Federal National Mortgage Association
2.625%, 09/06/24	$345,000	$336,957
FNMA
2.000%, 01/01/30	51,003	48,872
2.500%, 04/01/28 to 05/01/43	1,583,189	1,499,269
3.000%, 03/01/42 to 01/01/47	1,423,068	1,367,435
3.500%, 11/01/25 to 08/01/48	1,947,613	1,922,031
4.000%, 12/01/21 to 11/01/44	280,310	285,026
4.500%, 06/01/39 to 09/01/43	640,666	667,099
5.000%, 09/01/33 to 10/01/41	264,713	281,691
5.500%, 02/01/35 to 05/01/39	124,764	134,303
Total Fannie Mae		7,550,927
Freddie Mac - 6.6%
Federal Home Loan Mortgage Corp.
1.375%, 05/01/20[1]	170,000	166,323
2.375%, 01/13/22	230,000	226,133
FHLMC Gold Pool
2.500%, 07/01/28 to 09/01/46	1,212,015	1,147,260
3.000%, 01/01/29 to 01/01/48	4,884,334	4,717,082
3.500%, 03/01/42 to 09/01/48	5,714,807	5,640,231
4.000%, 03/01/44 to 09/01/48	4,107,970	4,157,642
4.500%, 02/01/39 to 04/01/44	757,635	786,444
5.000%, 07/01/35 to 07/01/41	609,082	646,821
5.500%, 04/01/38 to 01/01/39	36,752	39,757
Total Freddie Mac		17,527,693
U.S. Treasury Obligations - 15.5%
U.S. Treasury Notes
1.125%, 07/31/21	1,830,000	1,743,289
1.375%, 01/31/20 to 08/31/20	4,775,000	4,661,997
1.500%, 01/31/22	1,300,000	1,242,465
1.625%, 07/31/20 to 05/15/26	8,675,000	8,248,001
1.750%, 11/15/20 to 06/30/22	3,140,000	3,027,013
1.875%, 06/30/20 to 11/30/21	2,150,000	2,090,837
2.000%, 01/31/20 to 02/15/25	3,780,000	3,684,147
2.125%, 12/31/21	1,310,000	1,278,939
2.250%, 03/31/20 to 08/15/27	3,200,000	3,071,871
2.375%, 08/15/24	900,000	870,469
2.500%, 06/30/20 to 05/15/24	4,360,000	4,282,267
2.625%, 06/15/21	1,150,000	1,142,498
2.750%, 02/15/28	445,000	433,936
2.875%, 05/15/28	405,000	398,957
U.S. Treasury Bonds
2.750%, 08/15/47	1,655,000	1,516,038
3.000%, 11/15/45 to 02/15/48	2,475,000	2,385,116
3.125%, 05/15/48	870,000	858,615
Total U.S. Treasury Obligations		40,936,455
Total U.S. Government and Agency Obligations (Cost $67,769,342)		66,015,075

	Shares
Preferred Stock - 0.0%#
Industrials - 0.0%#
Sixt SE (Germany) (Cost $13,019)	150	11,938

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 2.2%
Joint Repurchase Agreements - 1.4%[4]
Cantor Fitzgerald Securities, Inc., dated 09/28/18, due 10/01/18, 2.270% total to be received $1,000,189 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.000%, 10/25/18 - 08/20/68, totaling $1,020,000)	$1,000,000	$1,000,000
Mizuho Securities USA, LLC, dated 09/28/18, due 10/01/18, 2.250% total to be received $592,851 (collateralized by various U.S. Government Agency Obligations, 2.000% - 8.500%, 11/01/18 - 08/20/47, totaling $604,595)	592,740	592,740
Nomura Securities International, Inc., dated 09/28/18, due 10/01/18, 2.270% total to be received $1,000,189 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 10/01/18 - 08/20/68, totaling $1,020,000)	1,000,000	1,000,000
RBC Dominion Securities, Inc., dated 09/28/18, due 10/01/18, 2.260% total to be received $1,000,188 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 10/04/18 - 09/09/49, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		3,592,740

	Shares	Value
Other Investment Companies - 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[5]	735,015	$735,015
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[5]	735,015	735,015
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[5]	757,288	757,288
Total Other Investment Companies		2,227,318
Total Short-Term Investments (Cost $5,820,058)		5,820,058
Total Investments - 101.0% (Cost $238,037,363)		266,117,281
Other Assets, less Liabilities - (1.0)%		(2,526,835)
Net Assets - 100.0%		$263,590,446

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some or all of these securities, amounting to $3,447,694 or 1.3% of net assets, were out on loan to various brokers.
[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2018, the value of these securities amounted to $356,394 or 0.1% of net assets.

[3]

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[5]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

BKNT	Bank Note
FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
SDR	Sponsored Depositary Receipt

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$39,232,516	$694,090	—	$39,926,606
Health Care	23,968,584	414,490	—	24,383,074
Consumer Discretionary	19,800,720	684,625	—	20,485,345
Industrials	18,922,710	1,534,840	—	20,457,550
Financials	16,325,417	949,020	—	17,274,437
Communication Services	15,760,073	234,972	—	15,995,045
Consumer Staples	9,815,472	383,981	—	10,199,453
Energy	6,219,318	257,873	—	6,477,191
Real Estate	5,381,871	406,418	—	5,788,289
Materials	4,545,204	382,883	—	4,928,087
Utilities	2,815,295	114,721	—	2,930,016
Corporate Bonds and Notes†	—	25,425,117	—	25,425,117
U.S. Government and Agency Obligations†	—	66,015,075	—	66,015,075
Preferred Stock††	—	11,938	—	11,938
Short-Term Investments
Joint Repurchase Agreements	—	3,592,740	—	3,592,740
Other Investment Companies	2,227,318	—	—	2,227,318

Total Investments in Securities	$165,014,498	$101,102,783	—	$266,117,281

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

††

All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

As of September 30, 2018, the Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$106,380	$(1,052,991)	$1,052,991	$(106,380)

[1]

An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Notes to Schedules of Portfolio Investments.)

During the period ended September 30, 2018, a Level 3 security transferred from Level 3 to Level 2 and was subsequently sold, generating a realized gain of $2,680.

AMG Chicago Equity Partners Balanced Fund Schedule of Portfolio Investments (continued)

	% of Long-Term
Country	Investments
Australia	0.3
Bermuda	0.2
Brazil	0.2
Canada	0.2
Denmark	0.1
Finland	0.0	#
France	0.1
Germany	0.1
Gibraltar	0.0	#
Hong Kong	0.1
Ireland	0.9
Israel	0.1
Italy	0.0	#
Japan	0.8
Luxembourg	0.0	#
Malta	0.0	#
Netherlands	0.4
Norway	0.1
Panama	0.0	#
Portugal	0.0	#
Russia	0.0	#
Singapore	0.1
Spain	0.1
Sweden	0.2
Switzerland	0.2
United Kingdom	0.8
United States	95.0

	100.0

#	Less than 0.05%.

AMG Managers Amundi Intermediate Government Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Principal Amount	Value
Asset-Backed Security—3.4%
Progress Residential Trust
Series 2015-SFR2, Class A 2.740%, 06/12/32[1]	$2,948,845	$2,907,763
Total Asset-Backed Security (Cost $2,948,805)		2,907,763
Mortgage-Backed Securities—0.5%
American Home Mortgage Assets Trust
Series 2005-1, Class 1A1 3.813%, 11/25/35[2]	41,860	37,132
American Home Mortgage Investment Trust
Series 2004-1, Class 4A (6 month LIBOR + 2.000%), 4.534%, 04/25/44[3]	79,067	77,263
Banc of America Funding
Series 2004-B, Class 1A2 3.121%, 12/20/34[2]	59,598	47,988
GSR Mortgage Loan Trust
Series 2004-5, Class 1A3 (U.S. Treasury Yield Curve CMT 1 year + 1.750%), 4.220%, 05/25/34[3]	10,421	10,259
Reperforming Loan REMIC Trust
Series 2004-R2, Class 1AF1 (1 month LIBOR + 0.420%), 2.636%, 11/25/34[1,3]	60,288	54,250
Structured Asset Securities Corp.
Series 2005-RF1, Class A (1 month LIBOR + 0.350%), 2.566%, 03/25/35[1,3]	146,875	136,336
Wells Fargo Mortgage Backed Securities Trust
Series 2007-16, Class 1A1 6.000%, 12/28/37	57,573	57,681
Total Mortgage-Backed Securities (Cost $453,877)		420,909
U.S. Government and Agency Obligations - 116.7%
Fannie Mae—48.0%
FNMA
2.500%, 02/01/43	594,080	552,756
3.000%, 01/01/43 to 06/01/45	3,966,673	3,821,579
3.500%, 05/01/42 to 10/01/45	6,282,115	6,213,505
3.500%, TBA 30 years[4,5]	400,000	393,612
4.000%, 12/01/26 to 09/01/55	6,287,105	6,397,144
4.000%, TBA 30 years[4,5]	10,100,000	10,198,633
(6 month LIBOR + 1.600%), 4.032%, 06/01/34[3]	298,104	308,374
(12 month LIBOR + 1.655%), 4.083%, 08/01/34[3]	74,722	77,710
4.500%, 11/01/26 to 09/01/53	3,716,688	3,877,269
4.500%, TBA 30 years[4,5]	4,400,000	4,531,889
4.750%, 07/01/34 to 09/01/34	173,524	181,859
5.000%, 08/01/40	1,628,501	1,728,633
5.500%, 10/01/18 to 08/01/41	1,547,699	1,646,257
6.000%, 11/01/22 to 06/01/39	559,125	594,952
6.500%, 07/01/32	57,754	58,370
7.000%, 11/01/22	124,054	128,040

	Principal Amount	Value
FNMA REMICS
Series 2005-13, Class AF (1 month LIBOR + 0.400%), 2.616%, 03/25/35[3]	$173,510	$173,988
Series 1994-55, Class H 7.000%, 03/25/24	252,268	271,683
FNMA REMICS Whole Loan
Series 2003-W4, Class 4A 7.500%, 10/25/42[2]	46,004	50,002
Total Fannie Mae		41,206,255
Freddie Mac—34.5%
FHLMC Gold Pool
3.000%, 10/01/42 to 06/01/45	1,952,237	1,878,366
3.500%, 04/01/32 to 02/01/47	2,768,642	2,756,632
3.500%, TBA 30 years[4,5]	3,300,000	3,247,922
4.000%, 09/01/31	261,468	266,100
4.000%, TBA 30 years[4,5]	15,600,000	15,752,900
4.500%, 05/01/23 to 09/01/41	1,266,364	1,315,573
5.000%, 10/01/18 to 06/01/41	1,767,637	1,873,742
5.500%, 01/01/19 to 01/01/39	1,359,753	1,461,984
6.000%, 09/01/21 to 01/01/24	107,962	110,910
7.000%, 07/01/19	10,461	10,520
7.500%, 07/01/34	460,860	524,174
FHLMC
(U.S. Treasury Yield Curve CMT 1 year + 2.224%), 3.474%, 11/01/33[3]	352,499	371,441
Total Freddie Mac		29,570,264
Ginnie Mae—32.6%
GNMA
3.000%, 11/15/42 to 06/20/45	2,893,070	2,813,150
3.500%, 08/15/43 to 11/20/45	7,058,122	7,031,530
4.000%, 06/20/43 to 04/20/47	11,519,937	11,768,846
4.500%, 05/15/39 to 02/15/46	2,146,060	2,254,365
5.000%, 12/15/35 to 12/15/45	3,079,557	3,265,781
5.500%, 10/15/39 to 11/15/39	715,245	777,733
7.500%, 11/15/31	4,296	4,700
Total Ginnie Mae		27,916,105
Interest Only Strip—1.6%
FHLMC
Series 212, Class IO 6.000%, 05/15/31	674	143
FHLMC REMICS
Series 2380, Class SI (7.900% minus 1-Month LIBOR, Cap 7.900%, Floor 0.000%), 5.742%, 06/15/31[3]	6,355	1,073
Series 2922, Class SE (6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 4.592%, 02/15/35[3]	65,721	10,019
Series 2934, Class HI 5.000%, 02/15/20	7,065	153
Series 2934, Class KI 5.000%, 02/15/20	4,558	91
Series 2965, Class SA (6.050% minus 1-Month LIBOR, Cap 6.050%, Floor 0.000%), 3.892%, 05/15/32[3]	135,084	14,180

AMG Managers Amundi Intermediate Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strip—1.6% (continued)
FHLMC REMICS
Series 2967, Class JI 5.000%, 04/15/20	$15,289	$387
Series 2980, Class SL (6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 4.542%, 11/15/34[3]	102,273	18,886
Series 3065, Class DI (6.620% minus 1-Month LIBOR, Cap 6.620%, Floor 0.000%), 4.462%, 04/15/35[3]	176,556	24,914
Series 3308, Class S (7.200% minus 1-Month LIBOR, Cap 7.200%, Floor 0.000%), 5.042%, 03/15/32[3]	120,266	18,396
Series 3424, Class XI (6.570% minus 1-Month LIBOR, Cap 6.570%, Floor 0.000%), 4.412%, 05/15/36[3]	152,641	20,887
Series 3489, Class SD (7.800% minus 1-Month LIBOR, Cap 7.800%, Floor 0.000%), 5.642%, 06/15/32[3]	70,927	11,720
Series 3882, Class AI 5.000%, 06/15/26	14,515	306
Series 3927, Class AI 4.500%, 08/15/26	187,192	15,999
Series 4097, Class CI 3.000%, 08/15/27	225,707	18,963
Series 4123, Class DI 3.000%, 10/15/27	580,849	48,934
Series 4395, Class TI 4.000%, 05/15/26	404,257	36,879
FNMA
Series 222, Class 2 7.000%, 06/25/23	3,273	402
Series 351, Class 5 5.000%, 04/25/34	19,497	3,417
Series 351, Class 3 5.000%, 04/25/34	40,274	6,857
Series 351, Class 4
5.000%, 04/25/34	23,065	4,042
FNMA REMICS
Series 2004-51, Class SX (7.120% minus 1-Month LIBOR, Cap 7.120%, Floor 0.000%), 4.904%, 07/25/34[3]	69,666	10,633
Series 2004-64, Class SW (7.050% minus 1-Month LIBOR, Cap 7.050%, Floor 0.000%), 4.834%, 08/25/34[3]	224,428	33,709
Series 2005-12, Class SC (6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 4.534%, 03/25/35[3]	96,577	12,614
Series 2005-45, Class SR (6.720% minus 1-Month LIBOR, Cap 6.720%, Floor 0.000%), 4.504%, 06/25/35[3]	175,156	24,936
Series 2005-65, Class KI (7.000% minus 1-Month LIBOR, Cap 7.000%, Floor 0.000%), 4.784%, 08/25/35[3]	415,483	61,076
Series 2005-89, Class S (6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 4.484%, 10/25/35[3]	421,349	59,521

	Principal Amount	Value
FNMA REMICS
Series 2006-3, Class SA (6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 3.934%, 03/25/36[3]	$84,710	$9,837
Series 2007-75, Class JI (6.545% minus 1-Month LIBOR, Cap 6.545%, Floor 0.000%), 4.329%, 08/25/37[3]	80,755	11,609
Series 2008-86, Class IO 4.500%, 03/25/23	4,412	52
Series 2009-31, Class PI 5.000%, 11/25/38	496,393	81,853
Series 2010-121, Class IO 5.000%, 10/25/25	4,535	57
Series 2010-65, Class IO 5.000%, 09/25/20	35,800	900
Series 2011-124, Class IC 3.500%, 09/25/21	66,912	1,313
Series 2011-88, Class WI 3.500%, 09/25/26	179,676	16,005
Series 2012-126, Class SJ (5.000% minus 1-Month LIBOR, Cap 5.000%, Floor 0.000%), 2.784%, 11/25/42[3]	448,799	46,471
Series 2012-130, Class UI 3.000%, 12/25/27	279,211	23,455
Series 2012-150, Class BI 3.000%, 01/25/28	217,541	18,489
Series 2013-5, Class YI 3.000%, 02/25/28	302,584	25,689
GNMA
Series 2011-167, Class IO 5.000%, 12/16/20	8,926	266
Series 2011-32, Class KS (12.100% minus 2 times 1-Month LIBOR, Cap 12.100%, Floor 0.000%), 7.783%, 06/16/34[3]	66,652	2,612
Series 2011-94, Class IS (6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 4.542%, 06/16/36[3]	145,567	14,254
Series 2012-103, Class IB 3.500%, 04/20/40	143,548	12,536
Series 2012-140, Class IC 3.500%, 11/20/42	434,782	81,232
Series 2012-34, Class KS (6.050% minus 1-Month LIBOR, Cap 6.050%, Floor 0.000%), 3.892%, 03/16/42[3]	336,422	66,519
Series 2012-69, Class QI 4.000%, 03/16/41	181,300	27,072
Series 2014-173, Class AI 4.000%, 11/20/38	135,382	8,702
Series 2016-108, Class QI 4.000%, 08/20/46	271,797	59,534
Series 2016-118, Class DS (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 3.935%, 09/20/46[3]	311,433	56,955
Series 2016-145, Class UI 3.500%, 10/20/46	401,761	80,694
Series 2016-17, Class JS (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 3.935%, 02/20/46[3]	316,625	45,416

AMG Managers Amundi Intermediate Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strip—1.6% (continued)
GNMA
Series 2016-20, Class SB (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 3.935%, 02/20/46[3]	$336,664	$49,013
Series 2016-46, Class JI 4.500%, 04/20/46	198,676	48,204
Series 2016-5, Class CS (6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 3.985%, 01/20/46[3]	307,012	47,007
Series 2016-81, Class IO 4.000%, 06/20/46	381,379	74,435
Series 2016-88, Class SM (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 3.935%, 07/20/46[3]	319,788	50,743
Total Interest Only Strip		1,420,061
Total U.S. Government and Agency Obligations (Cost $102,127,117)		100,112,685
Short-Term Investments—19.3%
U.S. Government and Agency Obligation - 0.1%
U.S. Treasury Bill, 1.433, 01/24/19[6,7]	90,000	89,366

	Shares	Value
Other Investment Companies—19.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.95%[8]	5,425,834	$5,425,834
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[8]	5,425,834	5,425,834
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[8]	5,590,253	5,590,253
Total Other Investment Companies		16,441,921
Total Short-Term Investments (Cost $16,531,306)		16,531,287
Total Investments—139.9% (Cost $122,061,105)		119,972,644
Other Assets, less Liabilities—(39.9)%		(34,225,038)
Net Assets—100.0%		$85,747,606

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2018, the value of these securities amounted to $3,098,349 or 3.6% of net assets.

[2]

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[3]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2018.
[4]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at September 30, 2018, amounted to $34,124,956, or 39.8% of net assets.
[5]

TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

[6]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at September 30, 2018, amounted to $89,366, or 0.1% of net assets.
[7]	Percentage rate represents yield to maturity at September 30, 2018.
[8]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
GSR	Goldman Sachs REMIC
IO	Interest Only
LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
10-Year U.S. Treasury Note	USD	2	Long	12/19/18	$237,563	$(2,604)
U.S. Ultra Bond CBT Dec 18	USD	2	Long	12/19/18	308,562	(9,042)
10-Year Interest Rate Swap	USD	34	Short	12/17/18	(3,351,125)	32,768
2-Year U.S. Treasury Note	USD	3	Short	12/31/18	(632,203)	1,672
5-Year Interest Rate Swap	USD	23	Short	12/17/18	(2,261,906)	10,563
5-Year U.S. Treasury Note	USD	35	Short	12/31/18	(3,936,680)	4,589

					Total	$37,946

AMG Managers Amundi Intermediate Government Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	—	$2,907,763	—	$2,907,763
Mortgage-Backed Securities	—	420,909	—	420,909
U.S. Government and Agency Obligations†	—	100,112,685	—	100,112,685
Short-Term Investments
U.S. Government and Agency Obligation	—	89,366	—	89,366
Other Investment Companies	$16,441,921	—	—	16,441,921

Total Investments in Securities	$16,441,921	$103,530,723	—	$119,972,644

Financial Derivative Instruments—Assets
Interest Rate Futures Contracts	$49,592	—	—	$49,592
Financial Derivative Instruments—Liabilities
Interest Rate Futures Contracts	(11,646)	—	—	(11,646)

Total Financial Derivative Instruments	$37,946	—	—	$37,946

†

All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Amundi Short Duration Government Fund Schedule of Portfolio Investments (unaudited) September 30, 2018

	Principal Amount	Value
Asset-Backed Securities—5.1%
Colony American Homes
Series 2015-1A, Class A (1 month LIBOR + 1.200%), 3.331%, 07/17/32[1,2]	$3,340,237	$3,344,374
Drive Auto Receivables Trust
Series 2015-AA, Class C 3.060%, 05/17/21[1]	317,131	317,336
Series 2016-BA, Class C 3.190%, 07/15/22[1]	830,982	832,077
Home Partners of America Trust
Series 2017-1, Class A (1 month LIBOR + 0.817%), 2.975%, 07/17/34[1,2]	1,718,379	1,720,256
Series 2018-1, Class A (1 month LIBOR + 0.900%), 3.058%, 07/17/37[1,2]	969,658	968,302
Total Asset-Backed Securities (Cost $7,185,234)		7,182,345
Mortgage-Backed Security—0.2%
Angel Oak Mortgage Trust
Series 2017-2, Class A1 2.478, 07/25/47[1,3]	300,729	295,489
Total Mortgage-Backed Security (Cost $300,726)		295,489
U.S. Government and Agency Obligations - 84.6%
Fannie Mae—53.9%
FNMA REMICS Whole Loan
Series 2005-W2, Class A1 (1 month LIBOR + 0.200%), 2.416%, 05/25/35[2]	562,875	560,963
Series 2003-W13, Class AV2 (1 month LIBOR + 0.280%), 2.496%, 10/25/33[2]	8,909	8,882
Series 2004-W14, Class 1AF (1 month LIBOR + 0.400%), 2.616%, 07/25/44[2]	1,361,469	1,346,769
Series 2004-W5, Class F1 (1 month LIBOR + 0.450%), 2.666%, 02/25/47[2]	303,388	299,860
Series 2003-W1, Class 2A 5.926%, 12/25/42[3]	13,294	14,338
Series 2003-W4, Class 4A 7.500%, 10/25/42[3]	276,023	300,012
FNMA Grantor Trust
Series 2003-T4, Class 1A (1 month LIBOR + 0.220%), 2.438%, 09/26/33[2]	56,166	55,919
Series 2002-T5, Class A1 (1 month LIBOR + 0.240%), 2.456%, 05/25/32[2]	117,275	117,019
FNMA REMICS
Series 2011-60, Class UC 2.500%, 09/25/39	103,229	103,399

	Principal Amount	Value
FNMA REMICS
Series 2007-56, Class FN (1 month LIBOR + 0.370%), 2.586%, 06/25/37[2]	$110,415	$109,715
Series 2002-47, Class FD (1 month LIBOR + 0.400%), 2.616%, 08/25/32[2]	299,659	299,948
Series 2005-13, Class AF (1 month LIBOR + 0.400%), 2.616%, 03/25/35[2]	323,441	324,332
Series 2001-63, Class FA (1 month LIBOR + 0.550%), 2.715%, 12/18/31[2]	261,467	265,330
Series 2003-2, Class FA (1 month LIBOR + 0.500%), 2.716%, 02/25/33[2]	229,352	230,381
Series 2010-8, Class FY (1 month LIBOR + 0.750%), 2.966%, 02/25/40[2]	647,179	660,361
Series 2011-101, Class KA 3.000%, 01/25/30	853,053	851,911
Series 2004-21, Class AE 4.000%, 04/25/19	323	323
Series 2004-27, Class HB 4.000%, 05/25/19	9,962	9,964
Series 2008-59, Class KB 4.500%, 07/25/23	3,526	3,536
Series 2004-53, Class NC 5.500%, 07/25/24	167,418	173,684
Series 2005-19, Class PA 5.500%, 07/25/34	59,847	60,859
Series 2005-58, Class EP 5.500%, 07/25/35	128,973	135,842
Series 2005-68, Class PC 5.500%, 07/25/35	75,665	76,889
Series 2005-68, Class PB 5.750%, 07/25/35	9,504	9,634
Series 1994-31, Class ZC 6.500%, 02/25/24	201,905	210,578
FNMA
(12 month LIBOR + 1.598%), 3.348%, 12/01/33[2]	263,848	276,421
(U.S. Treasury Yield Curve CMT 1 year + 2.025%), 3.468%, 01/01/34[2]	436,537	457,749
(12 month LIBOR + 1.615%), 3.547%, 03/01/34[2]	138,120	144,190
(12 month LIBOR + 1.425%), 3.557%, 09/01/33[2]	419,003	438,730
(U.S. Treasury Yield Curve CMT 1 year + 2.303%), 3.563%, 12/01/34[2]	1,136,586	1,203,618
(U.S. Treasury Yield Curve CMT 1 year + 2.122%), 3.660%, 09/01/33[2]	168,813	174,023
(12 month LIBOR + 1.857%), 3.661%, 01/01/36[2]	19,490	20,569
(U.S. Treasury Yield Curve CMT 1 year + 2.179%), 3.751%, 12/01/34[2]	976,828	1,024,961
(12 month LIBOR + 1.810%), 3.790%, 01/01/33[2]	616,526	646,300
(12 month LIBOR + 1.800%), 3.797%, 01/01/34[2]	752,876	790,814
(12 month LIBOR + 1.649%), 3.808%, 07/01/34[2]	733,503	764,422
(12 month LIBOR + 1.709%), 3.872%, 04/01/37[2]	2,337,885	2,448,487
(U.S. Treasury Yield Curve CMT 1 year +
2.332%), 3.900%, 04/01/34[2]	234,018	246,992
(6 month LIBOR + 1.500%), 3.970%, 02/01/33[2]	598,286	616,622
(U.S. Treasury Yield Curve CMT 1 year +
2.380%), 3.999%, 01/01/36[2]	2,023,936	2,136,415

AMG Managers Amundi Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Fannie Mae—53.9% (continued)
FNMA
4.000%, 10/01/21 to 09/01/48	$5,317,426	$5,412,700
(U.S. Treasury Yield Curve CMT 1 year + 2.108%), 4.000%, 05/01/33[2]	762,339	797,753
(U.S. Treasury Yield Curve CMT 1 year + 2.351%), 4.017%, 04/01/34[2]	337,474	356,818
(6 month LIBOR + 1.600%), 4.032%, 06/01/34[2]	373,999	386,884
(6 month LIBOR + 1.560%), 4.060%, 08/01/33[2]	248,751	257,014
(12 month LIBOR + 1.653%), 4.083%, 08/01/34[2]	93,402	97,138
(12 month LIBOR + 1.614%), 4.125%, 10/01/35[2]	739,230	771,280
(U.S. Treasury Yield Curve CMT 1 year + 2.360%), 4.162%, 11/01/34[2]	1,758,163	1,859,265
(U.S. Treasury Yield Curve CMT 1 year + 2.255%), 4.175%, 05/01/34[2]	1,239,997	1,308,240
(U.S. Treasury Yield Curve CMT 1 year + 2.211%), 4.220%, 06/01/33[2]	190,360	198,141
(12 month LIBOR + 1.804%), 4.272%, 06/01/34[2]	956,205	1,004,241
(12 month LIBOR + 1.730%), 4.480%, 06/01/35[2]	61,450	64,621
4.500%, 10/01/19 to 11/01/56	11,563,288	12,054,096
4.500%, TBA 30 years[4,5]	1,500,000	1,544,962
(12 month LIBOR + 1.820%), 4.691%, 08/01/35[2]	747,512	788,449
5.000%, 10/01/19 to 07/01/48	14,016,042	14,770,499
5.500%, 01/01/24 to 08/01/41	9,101,622	9,747,447
6.000%, 09/01/21 to 08/01/37	3,726,826	3,995,836
6.500%, 12/01/28 to 08/01/32	2,093,828	2,297,264
7.000%, 11/01/22	462,377	477,236
7.500%, 08/01/33 to 09/01/33	44,699	51,415
Total Fannie Mae		75,862,060
Freddie Mac—21.6%
FHLMC REMICS
Series 3756, Class DA 1.200%, 11/15/18	373	372
Series 3846, Class CK 1.500%, 09/15/20	186	185
Series 4305, Class KN 2.500%, 03/15/38	657,370	652,766
Series 3153, Class UG (1 month LIBOR + 0.450%), 2.608%, 05/15/36[2]	1,467,800	1,475,758
Series 3501, Class FC (1 month LIBOR + 1.150%), 3.308%, 01/15/39[2]	586,603	608,161
Series 2786, Class BC 4.000%, 04/15/19	8,561	8,570
Series 2809, Class UC 4.000%, 06/15/19	3,028	3,030
Series 3535, Class CA 4.000%, 05/15/24	399	400
Series 3609, Class LA 4.000%, 12/15/24	28,300	28,355
Series 3632, Class AG 4.000%, 06/15/38	119,720	120,459
Series 3653, Class JK 5.000%, 11/15/38	69,265	70,599
FHLMC Gold Pool
2.000%, 01/01/23	221,107	216,032
2.500%, 06/01/22 to 05/01/23	559,653	553,081

	Principal Amount	Value
FHLMC Gold Pool
4.000%, 12/01/44	$2,596,335	$2,627,472
4.500%, 05/01/19 to 10/01/44	8,441,309	8,790,023
5.000%, 10/01/18 to 08/01/20	151,388	152,701
5.500%, 12/01/32 to 08/01/40	4,459,153	4,826,211
6.000%, 02/01/22 to 01/01/24	1,464,608	1,507,916
6.500%, 10/01/23	76,186	77,769
7.000%, 07/01/19	8,809	8,859
7.500%, 03/01/33	144,183	163,435
FHLMC
(U.S. Treasury Yield Curve CMT 1 year + 2.000%), 3.250%, 11/01/33[2]	511,047	534,772
(U.S. Treasury Yield Curve CMT 1 year + 2.225%), 3.475%, 11/01/33[2]	532,720	561,905
(U.S. Treasury Yield Curve CMT 1 year + 2.230%), 3.482%, 12/01/33[2]	750,183	790,666
(U.S. Treasury Yield Curve CMT 1 year + 2.219%), 3.485%, 10/01/33[2]	443,580	467,205
(U.S. Treasury Yield Curve CMT 1 year + 2.250%), 3.528%, 05/01/34[2]	1,040,486	1,097,842
(U.S. Treasury Yield Curve CMT 1 year + 2.225%), 3.543%, 10/01/33[2]	774,774	815,162
(U.S. Treasury Yield Curve CMT 1 year + 2.154%), 3.927%, 10/01/28[2]	16,834	17,551
(U.S. Treasury Yield Curve CMT 1 year + 2.250%), 4.069%, 03/01/34[2]	1,300,320	1,370,361
(U.S. Treasury Yield Curve CMT 1 year + 2.250%), 4.125%, 04/01/34[2]	304,696	320,197
(12 month LIBOR + 1.819%), 4.226%, 09/01/33[2]	958,350	1,004,025
(U.S. Treasury Yield Curve CMT 1 year + 2.422%), 4.240%, 02/01/23[2]	39,147	40,832
(U.S. Treasury Yield Curve CMT 1 year + 2.521%), 4.286%, 06/01/35[2]	381,717	405,186
(U.S. Treasury Yield Curve CMT 1 year + 2.720%), 4.333%, 05/01/35[2]	572,751	611,561
5.000%, 07/01/48	428,268	459,651
Total Freddie Mac		30,389,070
Ginnie Mae—4.1%
GNMA
Series 2014-60, Class DA 1.500%, 03/20/39	517,335	514,360
6.000%, 01/15/36	4,722,493	5,197,306
Total Ginnie Mae		5,711,666
U.S. Treasury Obligations—2.7%
United States Treasury Inflation Indexed Bonds
2.375%, 01/15/27	3,411,490	3,800,018
Interest Only Strip—2.3%
FHLMC REMICS
Series 2922, Class SE (6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 4.592%, 02/15/35[2]	148,138	22,584
Series 2934, Class HI 5.000%, 02/15/20	10,093	219
Series 2934, Class KI 5.000%, 02/15/20	5,318	106

AMG Managers Amundi Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strip—2.3% (continued)
FHLMC REMICS
Series 2965, Class SA (6.050% minus 1-Month LIBOR, Cap 6.050%, Floor 0.000%), 3.892%, 05/15/32[2]	$334,484	$35,112
Series 2967, Class JI 5.000%, 04/15/20	35,977	910
Series 2980, Class SL (6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 4.542%, 11/15/34[2]	225,700	41,679
Series 2981, Class SU (7.800% minus 1-Month LIBOR, Cap 7.800%, Floor 0.000%), 5.642%, 05/15/30[2]	164,399	24,221
Series 3065, Class DI (6.620% minus 1-Month LIBOR, Cap 6.620%, Floor 0.000%), 4.462%, 04/15/35[2]	539,717	76,159
Series 3308, Class S (7.200% minus 1-Month LIBOR, Cap 7.200%, Floor 0.000%), 5.042%, 03/15/32[2]	272,813	41,730
Series 3424, Class XI (6.570% minus 1-Month LIBOR, Cap 6.570%, Floor 0.000%), 4.412%, 05/15/36[2]	397,602	54,406
Series 3489, Class SD (7.800% minus 1-Month LIBOR, Cap 7.800%, Floor 0.000%), 5.642%, 06/15/32[2]	158,737	26,229
Series 3882, Class AI 5.000%, 06/15/26	11,610	246
Series 3927, Class AI 4.500%, 08/15/26	145,942	12,474
Series 4097, Class CI 3.000%, 08/15/27	174,142	14,631
Series 4123, Class DI 3.000%, 10/15/27	450,719	37,971
Series 4395, Class TI 4.000%, 05/15/26	469,906	42,868
FNMA
Series 306, Class IO 8.000%, 05/25/30	48,272	13,076
FNMA REMICS
Series 2004-51, Class SX (7.120% minus 1-Month LIBOR, Cap 7.120%, Floor 0.000%), 4.904%, 07/25/34[2]	174,841	26,687
Series 2004-64, Class SW (7.050% minus 1-Month LIBOR, Cap 7.050%, Floor 0.000%), 4.834%, 08/25/34[2]	516,445	77,570
Series 2004-66, Class SE (6.500% minus 1-Month LIBOR, Cap 6.500%, Floor 0.000%), 4.284%, 09/25/34[2]	83,594	10,859
Series 2005-12, Class SC (6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 4.534%, 03/25/35[2]	184,528	24,101
Series 2005-45, Class SR (6.720% minus 1-Month LIBOR, Cap 6.720%, Floor 0.000%), 4.504%, 06/25/35[2]	431,582	61,443
Series 2005-65, Class KI (7.000% minus 1-Month LIBOR, Cap 7.000%, Floor 0.000%), 4.784%, 08/25/35[2]	1,036,255	152,329

	Principal Amount	Value
FNMA REMICS
Series 2005-66, Class GS (6.850% minus 1-Month LIBOR, Cap 6.850%, Floor 0.000%), 4.634%, 07/25/20[2]	$15,130	$306
Series 2006-3, Class SA (6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 3.934%, 03/25/36[2]	196,053	22,766
Series 2007-75, Class JI (6.545% minus 1-Month LIBOR, Cap 6.545%, Floor 0.000%), 4.329%, 08/25/37[2]	96,886	13,928
Series 2007-85, Class SI (6.460% minus 1-Month LIBOR, Cap 6.460%, Floor 0.000%), 4.244%, 09/25/37[2]	214,191	29,802
Series 2008-86, Class IO 4.500%, 03/25/23	11,044	131
Series 2008-87, Class AS (7.650% minus 1-Month LIBOR, Cap 7.650%, Floor 0.000%), 5.434%, 07/25/33[2]	569,240	92,084
Series 2009-31, Class PI 5.000%, 11/25/38	577,481	95,224
Series 2010-105, Class IO 5.000%, 08/25/20	62,799	1,279
Series 2010-121, Class IO 5.000%, 10/25/25	12,170	153
Series 2010-65, Class IO 5.000%, 09/25/20	92,539	2,327
Series 2010-68, Class SJ (6.550% minus 1-Month LIBOR, Cap 6.550%, Floor 0.000%), 4.334%, 07/25/40[2]	233,625	36,475
Series 2011-124, Class IC 3.500%, 09/25/21	317,260	6,226
Series 2011-63, Class AS (5.920% minus 1-Month LIBOR, Cap 5.920%, Floor 0.000%), 3.704%, 07/25/41[2]	265,581	31,119
Series 2011-88, Class WI 3.500%, 09/25/26	527,199	46,961
Series 2012-126, Class SJ (5.000% minus 1-Month LIBOR, Cap 5.000%, Floor 0.000%), 2.784%, 11/25/42[2]	2,951,676	305,630
Series 2012-130, Class UI 3.000%, 12/25/27	207,125	17,399
Series 2012-150, Class BI 3.000%, 01/25/28	214,679	18,246
Series 2013-5, Class YI 3.000%, 02/25/28	234,819	19,936
GNMA
Series 2011-167, Class IO 5.000%, 12/16/20	52,567	1,566
Series 2011-32, Class KS (12.100% minus 2 times 1-Month LIBOR, Cap 12.100%, Floor 0.000%), 7.783%, 06/16/34[2]	161,927	6,345
Series 2011-94, Class IS (6.700% minus 1-Month LIBOR, Cap 0.000%, Floor 6.700%), 4.542%, 06/16/36[2]	327,050	32,025
Series 2012-101, Class AI 3.500%, 08/20/27	249,171	24,876
Series 2012-103, Class IB 3.500%, 04/20/40	624,902	54,572

AMG Managers Amundi Short Duration Government Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strip—2.3% (continued)
GNMA
Series 2012-140, Class IC 3.500%, 11/20/42	$546,323	$102,072
Series 2012-34, Class KS (6.050% minus 1-Month LIBOR, Cap 6.050%, Floor 0.000%), 3.892%, 03/16/42[2]	2,583,510	510,826
Series 2012-69, Class QI 4.000%, 03/16/41	959,083	143,213
Series 2012-96, Class IC 3.000%, 08/20/27	509,720	47,472
Series 2013-5, Class BI 3.500%, 01/20/43	217,224	39,156
Series 2014-173, Class AI 4.000%, 11/20/38	128,580	8,265
Series 2016-108, Class QI 4.000%, 08/20/46	309,996	67,900
Series 2016-118, Class DS (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 3.935%, 09/20/46[2]	551,762	100,907
Series 2016-145, Class UI 3.500%, 10/20/46	480,087	96,425
Series 2016-17, Class JS (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 3.935%, 02/20/46[2]	556,448	79,816
Series 2016-20, Class SB (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 3.935%, 02/20/46[2]	571,577	83,212
Series 2016-46, Class JI 4.500%, 04/20/46	224,824	54,548
Series 2016-5, Class CS (6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 3.985%, 01/20/46[2]	529,985	81,147
Series 2016-81, Class IO 4.000%, 06/20/46	433,728	84,652
Series 2016-88, Class SM (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 3.935%, 07/20/46[2]	562,007	89,177
Total Interest Only Strip		3,245,774
Total U.S. Government and Agency Obligations (Cost $120,228,784)		119,008,588

	Principal Amount	Value
Short-Term Investments—10.1%
U.S. Government and Agency Obligations -8.1%
FHLB, 0.962, 10/24/18[6]	$5,000,000	$4,993,452
FHLB, 1.372, 01/18/19[6]	4,000,000	3,972,872
FHLB, 1.987, 11/09/18[6]	2,000,000	1,995,363
U.S. Treasury Bill, 1.433, 01/24/19[6,7]	470,000	466,689
Total U.S. Government and Agency Obligations		11,428,376

	Shares
Other Investment Companies—2.0%
Dreyfus Government Cash Management Fund,
Institutional Shares, 1.95%[8]	913,403	913,403
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.97%[8]	913,403	913,403
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.98%[8]	941,081	941,081
Total Other Investment Companies		2,767,887
Total Short-Term Investments (Cost $14,197,600)		14,196,263
Total Investments—100.0% (Cost $141,912,344)		140,682,685
Other Assets, less Liabilities— 0.0%		35,652
Net Assets—100.0%		$140,718,337

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2018, the value of these securities amounted to $7,477,834 or 5.3% of net assets.

[2]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2018.
[3]

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at September 30, 2018, amounted to $1,544,962, or 1.1% of net assets.
[5]

TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

[6]	Percentage rate represents yield to maturity at September 30, 2018.
[7]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at September 30, 2018, amounted to $466,689, or 0.3% of net assets.
[8]	Yield shown represents the September 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CMT	Constant Maturity Treasury
FHLB	Federal Home Loan Bank
FHLMC	Freddie Mac
FNMA	Fannie Mae

AMG Managers Amundi Short Duration Government Fund Schedule of Portfolio Investments (continued)

GNMA	Ginnie Mae
IO	Interest Only
LIBOR	London Interbank Offered Rate

REMICS	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
10-Year U.S. Treasury Note	USD	27	Long	12/19/18	$3,207,094	$(35,155)
5-Year U.S. Treasury Note	USD	26	Long	12/31/18	2,924,391	(21,460)
10-Year Interest Rate Swap	USD	71	Short	12/17/18	(6,997,937)	68,426
2-Year U.S. Treasury Note	USD	47	Short	12/31/18	(9,904,516)	26,200
5-Year Interest Rate Swap	USD	173	Short	12/17/18	(17,013,469)	79,454
90-Day Euro Futures	USD	17	Short	03/18/19	(4,129,300)	15,994
90-Day Euro Futures	USD	17	Short	12/17/18	(4,136,950)	11,981
90-Day Euro Futures	USD	17	Short	06/17/19	(4,122,925)	18,256
90-Day Euro Futures	USD	17	Short	09/16/19	(4,119,100)	19,369
90-Day Euro Futures	USD	17	Short	03/16/20	(4,115,488)	18,719
90-Day Euro Futures	USD	17	Short	03/15/21	(4,116,338)	13,619
90-Day Euro Futures	USD	17	Short	03/14/22	(4,117,612)	9,831
90-Day Euro Futures	USD	17	Short	06/15/20	(4,115,275)	17,831
90-Day Euro Futures	USD	17	Short	06/14/21	(4,116,975)	12,481
90-Day Euro Futures	USD	17	Short	06/13/22	(4,117,612)	9,331
90-Day Euro Futures	USD	17	Short	09/14/20	(4,115,488)	16,594
90-Day Euro Futures	USD	17	Short	09/13/21	(4,117,400)	11,344
90-Day Euro Futures	USD	17	Short	09/19/22	(4,117,612)	8,656
90-Day Euro Futures	USD	17	Short	12/14/20	(4,115,488)	15,144
90-Day Euro Futures	USD	17	Short	12/13/21	(4,117,188)	10,544
90-Day Euro Futures	USD	14	Short	12/19/22	(3,390,625)	3,714
90-Day Euro Futures	USD	17	Short	12/16/19	(4,116,550)	18,819
U.S. Ultra Bond CBT Dec 18	USD	24	Short	12/19/18	(3,702,750)	108,601

					Total	$458,293

AMG Managers Amundi Short Duration Government Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	—	$7,182,345	—	$7,182,345
Mortgage-Backed Security	—	295,489	—	295,489
U.S. Government and Agency Obligations†	—	119,008,588	—	119,008,588
Short-Term Investments
U.S. Government and Agency Obligations	—	11,428,376	—	11,428,376
Other Investment Companies	$2,767,887	—	—	2,767,887

Total Investments in Securities	$2,767,887	$137,914,798	—	$140,682,685

Financial Derivative Instruments - Assets
Interest Rate Futures Contracts	$514,908	—	—	$514,908
Financial Derivative Instruments - Liabilities
Interest Rate Futures Contracts	(56,615)	—	—	(56,615)

Total Financial Derivative Instruments	$458,293	—	—	$458,293

†

All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves,

Notes to Schedules of Portfolio of Investments (unaudited)

volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS II

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: November 28, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: November 28, 2018